UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin California Tax-Free Income Fund
Class A [FTFQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.77%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin California Tax-Free Income Fund returned 4.15%. The Fund compares its performance to the  Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in A rated bonds
↑	Selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Underweight bonds with five years or less to maturity
↓	Overweight bonds with 20 or more years to maturity
↓	Selection in BBB rated bonds
Franklin California Tax-Free Income Fund	PAGE 1	1112-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.15	1.11	2.37
Class A (with sales charge)	0.25	0.34	1.98
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$13,284,092,002
Total Number of Portfolio Holdings	1,111
Total Management Fee Paid	$56,929,729
Portfolio Turnover Rate	11.93%
Franklin California Tax-Free Income Fund	PAGE 2	1112-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Tax-Free Income Fund	PAGE 3	1112-ATSR-0426

Franklin California Tax-Free Income Fund
Class A1 [FKTFX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$62	0.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin California Tax-Free Income Fund returned 4.32%. The Fund compares its performance to the  Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in A rated bonds
↑	Selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Underweight bonds with five years or less to maturity
↓	Overweight bonds with 20 or more years to maturity
↓	Selection in BBB rated bonds
Franklin California Tax-Free Income Fund	PAGE 1	112-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.32	1.29	2.48
Class A1 (with sales charge)	0.36	0.51	2.09
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$13,284,092,002
Total Number of Portfolio Holdings	1,111
Total Management Fee Paid	$56,929,729
Portfolio Turnover Rate	11.93%
Franklin California Tax-Free Income Fund	PAGE 2	112-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Tax-Free Income Fund	PAGE 3	112-ATSR-0426

Franklin California Tax-Free Income Fund
Class C [FRCTX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	1.17%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin California Tax-Free Income Fund returned 3.61%. The Fund compares its performance to the  Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in A rated bonds
↑	Selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Underweight bonds with five years or less to maturity
↓	Overweight bonds with 20 or more years to maturity
↓	Selection in BBB rated bonds
Franklin California Tax-Free Income Fund	PAGE 1	212-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.61	0.71	1.90
Class C (with sales charge)	2.61	0.71	1.90
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$13,284,092,002
Total Number of Portfolio Holdings	1,111
Total Management Fee Paid	$56,929,729
Portfolio Turnover Rate	11.93%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin California Tax-Free Income Fund	PAGE 2	212-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Tax-Free Income Fund	PAGE 3	212-ATSR-0426

Franklin California Tax-Free Income Fund
Class R6 [FKTQX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin California Tax-Free Income Fund returned 4.47%. The Fund compares its performance to the  Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in A rated bonds
↑	Selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Underweight bonds with five years or less to maturity
↓	Overweight bonds with 20 or more years to maturity
↓	Selection in BBB rated bonds
Franklin California Tax-Free Income Fund	PAGE 1	8112-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.47	1.40	2.57
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$13,284,092,002
Total Number of Portfolio Holdings	1,111
Total Management Fee Paid	$56,929,729
Portfolio Turnover Rate	11.93%
Franklin California Tax-Free Income Fund	PAGE 2	8112-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Tax-Free Income Fund	PAGE 3	8112-ATSR-0426

Franklin California Tax-Free Income Fund
Advisor Class [FCAVX]
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$53	0.52%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin California Tax-Free Income Fund returned 4.28%. The Fund compares its performance to the  Bloomberg Municipal Bond California Exempt Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in A rated bonds
↑	Selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Underweight bonds with five years or less to maturity
↓	Overweight bonds with 20 or more years to maturity
↓	Selection in BBB rated bonds
Franklin California Tax-Free Income Fund	PAGE 1	614-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.28	1.36	2.56
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Bond California Exempt Index	4.98	1.45	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$13,284,092,002
Total Number of Portfolio Holdings	1,111
Total Management Fee Paid	$56,929,729
Portfolio Turnover Rate	11.93%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin California Tax-Free Income Fund	PAGE 2	614-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Tax-Free Income Fund	PAGE 3	614-ATSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2025 and February 28, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $87,711 in February 28, 2025 and $57,855 in February 28, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2025 and $0 in February 28, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $9,750 in February 28, 2025 and $9,750 in February 28, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 28, 2025 and $0 in February 28, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,326 in February 28, 2025 and $1,690,011 in February 28, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
California Tax-Free
Income Fund
Financial Statements and Other Important Information
Annual | February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 36
Notes to Financial Statements 40
Report of Independent Registered Public Accounting Firm 48
Tax Information 49
Changes In and Disagreements with Accountants 50
Results of Meeting(s) of Shareholders 50
Remuneration Paid to Directors, Officers and Others 50
Board Approval of Management and Subadvisory Agreements 50

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
March 31, 2021 2026 2025 2024
a
2023
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.86 $6.89 $6.73 $7.44 $7.71 $7.50
Income from investment operations
c
:
Net investment income
d
............. 0.25 0.24 0.24 0.22 0.18 0.22
Net realized and unrealized gains (losses) 0.02 (0.03) 0.16 (0.71) (0.28) 0.20
Total from investment operations ........ 0.27 0.21 0.40 (0.49) (0.10) 0.42
Less distributions from:
Net investment income .............. (0.24) (0.24) (0.24) (0.22) (0.17) (0.21)
Net asset value, end of year ........... $6.89 $6.86 $6.89 $6.73 $7.44 $7.71
Total return
e
....................... 4.15% 3.06% 6.02% (6.62)% (1.30)% 5.66%
Ratios to average net assets
f
Expenses ......................... 0.77% 0.76%
g
0.76%
g
0.77%
g
0.75%
g
0.75%
g
Net investment income ............... 3.72% 3.48% 3.57% 3.27% 2.52% 2.79%
Supplemental data
Net assets, end of year (000’s) ......... $2,990,950 $2,853,539 $2,554,655 $2,282,254 $2,412,285 $2,074,343
Portfolio turnover rate ................ 11.93% 7.96% 14.01% 42.30% 19.33% 14.41%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
March 31, 2021 2026 2025 2024
a
2023
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.85 $6.88 $6.72 $7.43 $7.70 $7.49
Income from investment operations
c
:
Net investment income
d
............. 0.26 0.25 0.25 0.23 0.19 0.23
Net realized and unrealized gains (losses) 0.02 (0.03) 0.16 (0.71) (0.27) 0.20
Total from investment operations ........ 0.28 0.22 0.41 (0.48) (0.08) 0.43
Less distributions from:
Net investment income .............. (0.25) (0.25) (0.25) (0.23) (0.19) (0.22)
Net asset value, end of year ........... $6.88 $6.85 $6.88 $6.72 $7.43 $7.70
Total return
e
....................... 4.32% 3.22% 6.18% (6.48)% (1.17)% 5.83%
Ratios to average net assets
f
Expenses ......................... 0.61% 0.60%
g
0.61%
g
0.62%
g
0.59%
g
0.60%
g
Net investment income ............... 3.88% 3.64% 3.73% 3.42% 2.68% 2.97%
Supplemental data
Net assets, end of year (000’s) ......... $6,303,627 $6,986,725 $7,640,302 $8,130,315 $10,201,944 $11,084,478
Portfolio turnover rate ................ 11.93% 7.96% 14.01% 42.30% 19.33% 14.41%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
March 31, 2021 2026 2025 2024
a
2023
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.84 $6.87 $6.71 $7.41 $7.69 $7.47
Income from investment operations
c
:
Net investment income
d
............. 0.22 0.21 0.21 0.20 0.15 0.19
Net realized and unrealized gains (losses) 0.02 (0.03) 0.16 (0.71) (0.28) 0.21
Total from investment operations ........ 0.24 0.18 0.37 (0.51) (0.13) 0.40
Less distributions from:
Net investment income .............. (0.22) (0.21) (0.21) (0.19) (0.15) (0.18)
Net asset value, end of year ........... $6.86 $6.84 $6.87 $6.71 $7.41 $7.69
Total return
e
....................... 3.61% 2.65% 5.61% (6.88)% (1.80)% 5.40%
Ratios to average net assets
f
Expenses ......................... 1.17% 1.16%
g
1.16%
g
1.17%
g
1.15%
g
1.16%
g
Net investment income ............... 3.33% 3.09% 3.19% 2.86% 2.13% 2.42%
Supplemental data
Net assets, end of year (000’s) ......... $246,506 $324,192 $395,396 $502,065 $723,593 $1,018,197
Portfolio turnover rate ................ 11.93% 7.96% 14.01% 42.30% 19.33% 14.41%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
March 31, 2021 2026 2025 2024
a
2023
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.84 $6.87 $6.71 $7.42 $7.69 $7.48
Income from investment operations
c
:
Net investment income
d
............. 0.27 0.26 0.26 0.24 0.20 0.24
Net realized and unrealized gains (losses) 0.02 (0.03) 0.15 (0.71) (0.28) 0.20
Total from investment operations ........ 0.29 0.23 0.41 (0.47) (0.08) 0.44
Less distributions from:
Net investment income .............. (0.26) (0.26) (0.25) (0.24) (0.19) (0.23)
Net asset value, end of year ........... $6.87 $6.84 $6.87 $6.71 $7.42 $7.69
Total return
e
....................... 4.47% 3.36% 6.33% (6.37)% (1.05)% 5.97%
Ratios to average net assets
f
Expenses ......................... 0.48% 0.47%
g
0.48%
g
0.49%
g
0.47%
g,h
0.47%
g,h
Net investment income ............... 4.02% 3.78% 3.87% 3.55% 2.81% 3.08%
Supplemental data
Net assets, end of year (000’s) ......... $404,787 $380,103 $316,077 $271,190 $345,058 $281,038
Portfolio turnover rate ................ 11.93% 7.96% 14.01% 42.30% 19.33% 14.41%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended
March 31, 2021 2026 2025 2024
a
2023
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.84 $6.87 $6.71 $7.42 $7.69 $7.48
Income from investment operations
c
:
Net investment income
d
............. 0.27 0.26 0.26 0.24 0.20 0.24
Net realized and unrealized gains (losses) 0.02 (0.04) 0.15 (0.72) (0.28) 0.20
Total from investment operations ........ 0.29 0.22 0.41 (0.48) (0.08) 0.44
Less distributions from:
Net investment income .............. (0.26) (0.25) (0.25) (0.23) (0.19) (0.23)
Net asset value, end of year ........... $6.87 $6.84 $6.87 $6.71 $7.42 $7.69
Total return
e
....................... 4.28% 3.33% 6.30% (6.40)% (1.08)% 5.94%
Ratios to average net assets
f
Expenses ......................... 0.52% 0.51%
g
0.52%
g
0.52%
g
0.50%
g
0.51%
g
Net investment income ............... 3.99% 3.74% 3.84% 3.53% 2.78% 3.06%
Supplemental data
Net assets, end of year (000’s) ......... $3,338,223 $2,609,811 $2,425,421 $2,344,189 $2,619,688 $2,498,587
Portfolio turnover rate ................ 11.93% 7.96% 14.01% 42.30% 19.33% 14.41%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Schedule of Investments, February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 79,045 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Municipal Bonds 98.0%
California 95.1%
Alameda Corridor Transportation Authority ,
c
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 2.73%, 10/01/29 ...... $ 20,000,000 18,158,682
c
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 2.76%, 10/01/30 ...... 41,665,000 36,764,429
Revenue, Sub. Lien , 2022 C , Refunding , AG Insured , 5% , 10/01/52 ............ 28,000,000 29,068,704
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 ..................... 18,000,000 18,019,735
c
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , 2.34%, 9/01/27 ...................................... 3,035,000 2,931,179
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 ......................... 13,000,000 13,919,599
c
Alisal Union School District ,
GO , 2009 B , AG Insured , 2.52%, 8/01/32 ................................ 3,355,000 2,860,169
GO , 2009 B , AG Insured , 2.62%, 8/01/33 ................................ 3,610,000 2,980,154
GO , 2009 B , AG Insured , 2.66%, 2/01/34 ................................ 3,345,000 2,715,709
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 ......................... 7,375,000 7,543,576
c
Alvord Unified School District ,
GO , 2011 B , AG Insured , 3.53%, 8/01/36 ................................ 15,000,000 10,448,600
GO , 2011 B , AG Insured , 7.218%, 8/01/46 ............................... 42,500,000 53,461,124
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System , Revenue , 2022 A , Refunding , 5% , 10/01/52 ..... 8,040,000 8,146,996
City of Anaheim Water System , Revenue , 2022 A , 5% , 10/01/52 ............... 8,345,000 8,462,440
c
Anaheim Public Financing Authority ,
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.19%, 9/01/26 ....... 29,430,000 29,107,356
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.26%, 9/01/27 ....... 22,860,000 22,104,164
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.32%, 9/01/28 ....... 14,425,000 13,620,385
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.34%, 9/01/29 ....... 24,810,000 22,874,741
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.54%, 9/01/32 ....... 13,665,000 11,604,170
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.64%, 9/01/33 ....... 37,070,000 30,473,208
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.75%, 9/01/34 ....... 24,970,000 19,829,446
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , ETM, 2.84%, 3/01/37 .. 15,080,000 11,086,885
c
Anaheim Union High School District , GO , 2002 A , AG Insured , 2.13%, 8/01/26 ..... 8,570,000 8,493,739
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/42 ............................. 119,305,000 119,564,631
Revenue , 2017 S-7 , Refunding , 4% , 4/01/47 ............................. 23,330,000 22,694,218
Revenue , 2017 S-7 , Refunding , 4% , 4/01/49 ............................. 13,625,000 13,109,600
d
Revenue , 2021 A , Refunding , Mandatory Put , 2% , 4/01/28 ................... 12,000,000 11,791,234
Beaumont Public Improvement Authority , Special Tax , 2025 B , 5% , 9/01/55 ........ 1,250,000 1,265,252
Beaumont Unified School District ,
c
GO , 2011 C , AG Insured , 3.83%, 8/01/40 ................................ 11,000,000 6,394,177
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 280,000 284,356
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. 435,000 428,710
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/50 ................................................... 640,000 622,795
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/55 ................................................... 910,000 874,346
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 310,000 314,822
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. 875,000 862,347

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Beaumont Unified School District, (continued)
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... $ 1,000,000 $ 1,022,529
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,000,000 1,018,136
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/49 ............................ 6,750,000 7,161,189
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/54 ............................ 8,500,000 8,935,352
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 ..................... 4,245,000 4,280,684
California Affordable Housing Agency ,
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/40 .............. 1,580,000 1,609,670
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/45 .............. 1,930,000 1,870,952
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/50 .............. 1,855,000 1,723,026
California Community Choice Financing Authority ,
d
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 100,000,000 102,399,170
d
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 122,575,000 131,795,668
d
Revenue , 2023 E-1 , Mandatory Put , 5% , 3/01/31 .......................... 38,855,000 42,043,639
d
Revenue , 2023 G-1 , Mandatory Put , 5.25% , 4/01/30 ....................... 23,500,000 25,354,042
d
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 69,000,000 72,963,139
d
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 70,000,000 77,497,532
d
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 90,000,000 98,508,402
d
Revenue , 2025 A , Mandatory Put , 5% , 5/01/35 ............................ 6,000,000 6,433,531
d
Revenue , 2025 B , Mandatory Put , 5% , 11/01/35 ........................... 15,585,000 17,327,450
d
Revenue , 2025 C , Mandatory Put , 5% , 10/01/33 ........................... 47,500,000 51,573,438
Revenue , 2025 G , 5% , 12/01/35 ....................................... 22,800,000 25,702,160
d
Revenue , 2026 A-1 , Mandatory Put , 5% , 2/01/36 .......................... 55,000,000 61,087,323
Revenue , 2026 B , 5% , 3/01/36 ........................................ 92,820,000 101,252,827
California Community College Financing Authority ,
Revenue , 2001 A , NATL Insured , 5.125% , 4/01/31 ......................... 880,000 881,702
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 8,150,000 8,228,707
e
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 5,235,000 4,448,632
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 35,015,000 30,095,781
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 201 A-1 T , 4.25% ,
2/01/38 ........................................................ 7,095,000 6,407,013
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% ,
2/01/57 ........................................................ 59,855,000 37,854,966
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 14,740,000 12,932,525
Fountains at Emerald Park , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 8/01/56 .. 46,440,000 32,502,409
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 47,500,000 33,026,645
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ........ 16,260,000 11,305,542
Twin Creek Apartments , Revenue , 144A, 2022 A-1 , 4.5% , 8/01/52 ............. 29,275,000 22,458,457
c
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , 6.311%, 8/01/65 .. 79,990,000 3,230,476
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,765,000 14,834,401
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 1,120,000 1,096,108
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 2,000,000 1,784,943
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/34 .... 7,080,000 7,080,933
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/40 .... 17,650,000 17,506,675
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/49 .................................................... 3,525,000 3,143,684
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/36 .................................................... 470,000 474,026
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/38 .................................................... 530,000 528,449

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California County Tobacco Securitization Agency, (continued)
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/40 .................................................... $ 625,000 $ 611,668
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/42 .................................................... 100,000 97,343
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/35 .. 350,000 354,852
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/36 .. 600,000 605,140
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/37 .. 530,000 531,339
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/38 .. 790,000 791,218
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/39 .. 620,000 612,431
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 .. 830,000 812,294
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 .. 3,520,000 3,137,543
Sonoma County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% , 6/01/49 . 345,000 345,551
Stanislaus County Tobacco Funding Corp. , Revenue , 2002 A , 5.875% , 6/01/43 ... 2,115,000 2,117,643
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/40 ................ 1,295,000 1,276,973
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/41 ................ 1,345,000 1,310,587
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/42 ................ 1,400,000 1,343,664
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/46 ................ 3,000,000 2,745,156
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/50 ................ 2,675,000 2,350,757
Art Center College of Design , Revenue , 2022 A , 3% , 12/01/51 ................ 650,000 464,351
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/31 ............... 475,000 543,558
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 2,815,000 3,556,399
Leland Stanford Junior University (The) , Revenue , U-1 , 5.25% , 4/01/40 ......... 5,000,000 6,437,050
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 7,000,000 8,405,324
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 20,850,000 24,225,135
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/47 ............. 11,000,000 11,055,142
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.39%, 10/01/26 .. 7,620,000 7,514,356
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.45%, 10/01/27 .. 7,365,000 7,086,582
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.51%, 10/01/28 .. 4,120,000 3,863,570
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.57%, 10/01/30 .. 5,685,000 5,059,611
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.65%, 10/01/31 .. 7,615,000 6,579,930
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.75%, 10/01/32 .. 7,615,000 6,370,366
c
Santa Clara University , Revenue , 1999 , AMBAC Insured , 2.17%, 9/01/26 ........ 655,000 647,883
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.5% , 10/01/53 .... 10,850,000 10,819,686
University of Redlands , Revenue , 2022 A , 5% , 10/01/44 ..................... 3,835,000 3,934,366
University of Redlands , Revenue , 2022 A , 5% , 10/01/52 ..................... 18,790,000 18,842,076
University of San Francisco , Revenue , 2018 A , 5% , 10/01/48 ................. 10,000,000 10,062,971
f
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. 50,000,000 53,133,915
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 5% , 6/01/49 ................... 2,800,000 2,954,910
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/40 .. 650,000 679,825
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/45 .. 650,000 665,544
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/50 .. 650,000 658,294
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/55 .. 3,175,000 3,217,718
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/57 .. 500,000 504,696
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5% , 12/01/28 .. 24,200,000 25,686,797
Cedars-Sinai Medical Center Obligated Group , Revenue , 2021 A , Refunding , 5% ,
8/15/41 ........................................................ 5,000,000 5,501,383
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/42 ........................................................ 14,370,000 14,499,777
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/47 ........................................................ 7,750,000 7,703,570
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 . 13,220,000 13,722,245
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/37 . 5,550,000 5,715,047
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/38 . 7,075,000 7,258,521

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 3% , 4/01/44 . $ 4,340,000 $ 3,804,334
El Camino Hospital LP , Revenue , 2017 , 4.125% , 2/01/47 .................... 11,000,000 10,825,742
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/47 ....................... 12,500,000 12,644,576
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/48 ................................................. 1,905,000 1,978,626
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/53 ................................................. 1,945,000 2,000,458
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/58 ................................................. 3,100,000 3,176,577
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/38 ............... 25,000,000 25,198,230
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/44 ............... 411,225,000 404,512,081
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 12,500,000 14,092,946
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2016 B , 5% , 8/15/55 .............................................. 24,000,000 24,093,485
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2017 A , 5% , 11/15/56 ............................................. 10,300,000 10,397,882
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/40 ........................................................ 1,450,000 1,531,599
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/50 ........................................................ 2,375,000 2,400,588
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/55 ........................................................ 850,000 855,707
Providence St. Joseph Health Obligated Group , Revenue , 2014 A , 5% , 10/01/38 .. 5,110,000 5,117,341
Scripps Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 11/15/42 ..... 2,500,000 2,824,074
Sutter Health Obligated Group , Revenue , 2016 B , 5% , 11/15/46 ............... 42,105,000 42,505,452
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/48 ...... 10,585,000 9,719,937
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/48 ...... 21,690,000 21,940,016
Sutter Health Obligated Group , Revenue , 2018 A , 4% , 11/15/42 ............... 11,680,000 11,608,273
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 24,500,000 24,782,407
California Housing Finance Agency ,
Revenue , 2019-1 , A , 4.25% , 1/15/35 ................................... 41,795,288 44,083,451
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 12,948,188 13,487,635
e
Found Middle LP , Revenue , 144A, 2024 L , 5.2% , 12/01/27 ................... 5,000,000 5,095,430
d,e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-1 , Mandatory Put , 3% ,
9/01/36 ........................................................ 22,535,000 20,120,431
e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-2 , 5% , 9/01/36 ...... 1,940,000 1,692,228
California Infrastructure & Economic Development Bank ,
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/44 ...... 12,750,000 13,430,300
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/49 ...... 16,040,000 16,614,500
California State Water Resources Control Board Water Pollution Control Revolving
Fund , Revenue , 2018 , 5% , 10/01/43 .................................. 10,000,000 10,375,504
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/45 ....................................................... 850,000 811,231
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/50 ....................................................... 860,000 781,291
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 B , 4% ,
11/01/56 ....................................................... 1,000,000 880,874
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/47 ....................................................... 2,300,000 2,392,860
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 4.125% ,
11/01/52 ....................................................... 3,100,000 2,835,144
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/57 ....................................................... 5,500,000 5,621,369
Los Angeles County Museum of Natural History Foundation , Revenue , 2020 ,
Refunding , 3% , 7/01/50 ............................................ 18,995,000 14,403,644
d
Museum Associates , Revenue , 2021 A , Refunding , Mandatory Put , 1.2% , 6/01/28 . 15,000,000 14,330,364

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
University of California , Revenue , 2017 , 5% , 5/15/52 ....................... $ 31,305,000 $ 31,844,933
California Municipal Finance Authority ,
e
Revenue , 144A, 2025 A , 6.375% , 8/01/37 ............................... 28,300,000 29,935,083
Revenue , 2025 A , 6.1% , 12/01/37 ..................................... 23,875,000 24,319,553
Revenue, Senior Lien , 2017 A , Refunding , 4% , 8/15/52 ..................... 27,350,000 23,944,605
Special Tax , 2024 C , 5% , 9/01/44 ...................................... 1,100,000 1,145,623
Special Tax , 2024 C , 5% , 9/01/54 ...................................... 1,000,000 1,010,007
Special Tax , 2024 E , 5% , 9/01/55 ...................................... 2,485,000 2,512,737
Special Tax , 2025 A , 5% , 9/01/50 ...................................... 1,350,000 1,370,008
Special Tax , 2025 B , 5.125% , 9/01/50 .................................. 1,275,000 1,303,130
Special Tax , 2025 C , 5% , 9/01/50 ...................................... 1,275,000 1,285,007
Special Tax , 2025 C , 5% , 9/01/55 ...................................... 1,090,000 1,093,415
g
1717 University Associates LLC , Revenue , 2020 A , 8.5% , 6/01/52 ............. 11,413,000 9,341,572
g
1717 University Associates LLC , Revenue , 2020 A-T , 9.25% , 6/01/52 ........... 3,407,000 2,654,026
e
Ascent 613 , Revenue , 144A, 2025 A , 5.25% , 1/01/45 ....................... 2,500,000 2,561,483
e
Ascent 613 , Revenue , 144A, 2025 A , 5.375% , 1/01/55 ...................... 3,500,000 3,506,762
e
Ascent 613 , Revenue , 144A, 2025 A , 5.5% , 1/01/60 ........................ 2,850,000 2,869,474
Bethany Home Society of San Joaquin County, Inc. , Revenue , 2023 , California
Mortgage Insured , 5% , 11/15/52 ..................................... 26,465,000 27,755,002
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/51 ................. 2,355,000 2,050,794
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/49 ............................................ 1,235,000 1,270,217
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/54 ............................................ 1,800,000 1,836,658
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/59 ............................................ 2,600,000 2,641,045
Carmel Valley Manor Obligated Group , Revenue , 2022 , California Mortgage Insured ,
5% , 5/15/52 .................................................... 17,775,000 18,600,594
e
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 10,375,000 10,230,933
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 10,000,000 10,026,757
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 580,000 618,187
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 900,000 934,783
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 785,000 804,278
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 750,000 758,181
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,000,000 1,014,123
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,500,000 1,516,743
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/45 ....... 1,085,000 1,117,005
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/50 ....... 1,250,000 1,267,654
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/55 ....... 1,400,000 1,413,683
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.125% , 9/01/50 ................................................. 1,725,000 1,763,059
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.25% , 9/01/55 .................................................. 2,425,000 2,490,498
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,035,738
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,250,000 1,262,162
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 4,025,000 4,065,278
Community Facilities District No. 2023-5 Area No. 2 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 1,000,000 1,016,205

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2023-5 Area No. 2 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/55 ............................................ $ 1,120,000 $ 1,131,966
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/42 ............................................ 15,900,000 16,045,183
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/47 ............................................ 19,145,000 19,218,971
Community Hospitals of Central California Obligated Group , Revenue , 2021 A , 4% ,
2/01/51 ........................................................ 7,000,000 6,146,834
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/37 .................... 1,025,000 1,008,478
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/38 .................... 985,000 959,691
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/39 .................... 1,040,000 1,002,959
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/40 .................... 1,175,000 1,111,931
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/41 .................... 1,060,000 984,166
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/42 .... 450,000 438,990
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/52 .... 1,000,000 848,448
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/56 .... 1,100,000 917,615
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/47 ......... 9,100,000 9,126,561
Eskaton Properties, Inc. Obligated Group , Revenue , 2024 , Refunding , 5% , 11/15/44 1,500,000 1,571,820
e
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-A , 6.25% , 1/01/60 ............. 29,830,000 29,575,729
e
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-B , 9% , 7/01/42 ................ 1,800,000 1,890,272
e
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 22,510,000 22,657,531
e
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-1 , 6.75% , 9/01/53 ........... 51,750,000 54,658,743
e
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-2 , 8% , 9/01/27 ............. 565,000 578,839
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/49 ....................................................... 2,670,000 2,522,185
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/45 ... 23,300,000 23,311,284
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 81,985,000 69,082,889
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 8,500,000 8,757,550
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 5,000,000 5,140,634
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 46,895,000 47,685,068
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 55,745,000 56,050,115
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 B , 5% , 6/01/48 14,325,000 14,364,251
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.25% ,
7/01/40 ........................................................ 7,065,000 7,799,712
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.5% , 7/01/50 21,145,000 22,272,073
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 6% , 7/01/53 12,485,000 13,663,578
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 B , Refunding , 6.5% ,
7/01/32 ........................................................ 2,470,000 2,536,311
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 5,500,000 5,523,695
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/47 ..... 8,650,000 8,386,934
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/43 ...................................... 10,000,000 10,336,960
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/49 ...................................... 18,990,000 19,496,403
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/52 ....................................................... 43,040,000 43,910,669
Porter 1107 LLC , Revenue , 2025 A , 6.2% , 11/01/37 ........................ 43,500,000 45,203,190
Samuel Merritt University , Revenue , 2022 , 5.25% , 6/01/53 ................... 39,750,000 41,697,416
Scripps College , Revenue , 2025 , 5.5% , 7/01/60 ........................... 8,500,000 9,181,289
e
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 A , 5.75% , 11/01/39 ............. 48,675,000 49,710,390
University of La Verne , Revenue , 2017 A , Refunding , 4% , 6/01/47 ............. 10,500,000 9,749,563
California Pollution Control Financing Authority ,
e
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/39 . 7,250,000 7,517,675
e
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 11/21/45 11,365,000 11,600,498
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/30 .......... 5,200,000 5,620,902
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/31 .......... 3,000,000 3,286,172

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Pollution Control Financing Authority, (continued)
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/32 .......... $ 5,500,000 $ 6,105,314
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/33 .......... 6,000,000 6,737,617
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/34 .......... 3,250,000 3,645,638
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/35 .......... 3,250,000 3,627,728
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/36 .......... 2,650,000 2,936,176
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/37 .......... 2,300,000 2,535,810
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/38 .......... 2,000,000 2,189,496
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 11/21/45 ......... 2,200,000 2,308,019
San Jose Water Co. , Revenue , 2016 , 4.75% , 11/01/46 ...................... 15,000,000 15,014,091
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AG Insured , ETM, 5.9% , 9/01/26 .................. 220,000 224,132
e
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 4% , 7/01/34 ............................................ 445,000 459,030
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/49 ............................................ 1,000,000 1,022,575
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/59 ............................................ 3,000,000 3,030,235
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 2.125% , 8/01/31 . 500,000 460,889
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/36 .... 325,000 325,406
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/41 .... 525,000 498,065
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/51 .... 800,000 671,372
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/52 .... 2,935,000 2,826,847
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/43 ............................................ 1,000,000 1,014,678
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5.25% , 6/01/53 ......................................... 1,550,000 1,551,162
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/42 ....................................................... 1,325,000 1,375,306
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/52 ....................................................... 2,265,000 2,222,634
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/61 ....................................................... 3,905,000 3,778,504
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/29 ............................................ 200,000 203,739
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2024 A , 5% ,
7/01/64 ........................................................ 500,000 477,795
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.75% , 8/01/52 .................................................. 1,500,000 1,564,401
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/40 800,000 786,325
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.125% ,
6/01/53 ........................................................ 1,000,000 981,680
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.375% ,
5/01/63 ........................................................ 1,000,000 1,000,567
Value Schools , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/40 .............. 550,000 570,812
Value Schools , Revenue , 144A, 2023 A , Refunding , 5.25% , 7/01/48 ............ 725,000 736,175
California State Public Works Board ,
Revenue , 2025 A , 5% , 4/01/50 ........................................ 23,775,000 25,484,202
State of California , Revenue , 2019 C , 5% , 11/01/44 ........................ 5,000,000 5,276,811
State of California , Revenue , 2021 D , 4% , 11/01/35 ........................ 1,210,000 1,301,096
State of California , Revenue , 2025 C , 5% , 11/01/50 ........................ 13,750,000 14,790,270
California State University ,
Revenue , 2015 A , 5% , 11/01/47 ....................................... 150,000 150,141
Revenue , 2016 A , Refunding , 5% , 11/01/36 .............................. 3,760,000 3,775,325
d
Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% , 11/01/26 .............. 12,000,000 11,837,796
Revenue , 2017 A , Refunding , 5% , 11/01/42 .............................. 12,310,000 12,594,718

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State University, (continued)
Revenue , 2017 A , Refunding , 5% , 11/01/47 .............................. $ 26,185,000 $ 26,563,258
Revenue , 2018 A , Refunding , 5% , 11/01/39 .............................. 3,675,000 3,901,353
Revenue , 2018 A , Refunding , 5% , 11/01/43 .............................. 3,330,000 3,487,856
Revenue , 2018 A , Refunding , 5% , 11/01/48 .............................. 17,385,000 17,896,256
Revenue , 2019 A , 5% , 11/01/44 ....................................... 40,010,000 42,295,767
Revenue , 2019 A , 5% , 11/01/49 ....................................... 31,915,000 33,135,570
Revenue , 2019 A , 5% , 11/01/51 ....................................... 45,680,000 47,235,459
Revenue , 2025 A , Refunding , 4.625% , 11/01/56 ........................... 32,800,000 33,737,234
Revenue , 2025 A , Refunding , 5.25% , 11/01/56 ............................ 75,000,000 81,817,537
California Statewide Communities Development Authority ,
Revenue , 2024 B-1 , 5% , 9/02/44 ...................................... 2,500,000 2,612,735
Revenue , 2024 B-1 , 5% , 9/02/49 ...................................... 2,000,000 2,034,796
Revenue , 2024 B-1 , 5% , 9/02/54 ...................................... 2,500,000 2,533,719
Special Assessment , 2024 A , 5% , 9/02/54 ............................... 1,290,000 1,315,462
Special Assessment , 2025 C-1 , 5% , 9/02/50 .............................. 4,830,000 4,986,488
Special Assessment , 2025 C-1 , 5% , 9/02/55 .............................. 4,260,000 4,370,751
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 3,300,000 3,409,317
Special Tax , 2024 C-2 , 4.375% , 9/02/40 ................................. 1,000,000 1,029,800
Special Tax , 2024 C-2 , 4.5% , 9/02/45 ................................... 1,050,000 1,053,162
Special Tax , 2024 C-2 , 4.625% , 9/02/50 ................................. 2,135,000 2,131,690
Special Tax , 2024 C-2 , 4.75% , 9/02/55 .................................. 2,000,000 1,987,992
Special Tax , 2025 A , 5% , 9/02/55 ...................................... 10,075,000 10,336,929
Special Tax , 2025 B , 5% , 9/02/50 ...................................... 2,840,000 2,932,014
Special Tax , 2025 B , 5% , 9/02/55 ...................................... 2,000,000 2,051,996
Special Tax , 2025 C-2 , 5% , 9/02/51 .................................... 2,300,000 2,370,129
Special Tax , 2025 C-2 , 5% , 9/02/56 .................................... 3,180,000 3,264,567
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 4.25% ,
11/01/44 ....................................................... 4,320,000 4,386,848
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 5% ,
11/01/49 ....................................................... 2,500,000 2,658,693
Adventist Health System/West Obligated Group , Revenue , 2015 A , Refunding , 5% ,
3/01/35 ........................................................ 9,250,000 9,258,521
Adventist Health System/West Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/48 ........................................................ 67,585,000 68,150,700
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 5% , 7/01/48 ..... 7,980,000 8,183,904
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/45 ........................................................ 1,840,000 1,908,705
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/55 ........................................................ 2,400,000 2,438,491
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.25% , 9/01/52 ............................................. 1,650,000 1,691,079
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/34 .................................................... 345,000 377,805
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 745,000 801,612
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,230,000 1,285,529
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 500,000 510,690
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 750,000 761,481
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/44 ....... 875,000 915,078
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/49 ....... 820,000 837,136
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/54 ....... 850,000 863,832
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,052,330
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,850,000 1,881,031

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/43 ......... $ 1,030,000 $ 1,083,900
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/48 ......... 1,120,000 1,147,691
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/53 ......... 1,000,000 1,015,512
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/38 ....... 1,675,000 1,804,615
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/43 ....... 380,000 399,885
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 1,250,000 1,269,390
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.5% , 9/01/53 ...... 1,770,000 1,853,867
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5% , 8/15/42 600,000 635,210
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.125% ,
8/15/47 ........................................................ 880,000 905,728
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.25% ,
8/15/52 ........................................................ 11,215,000 11,498,558
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.375% ,
8/15/57 ........................................................ 17,930,000 18,465,261
Sequoia Living, Inc. , Revenue , 2025 A , Refunding , California Mortgage Insured , 5% ,
7/01/50 ........................................................ 23,000,000 24,393,230
c
Carlsbad Unified School District , GO , 2011 C , 6.556%, 8/01/35 ................. 33,000,000 41,872,182
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 12,600,000 14,075,431
Central Valley Energy Authority ,
d
Revenue , 2025 , Mandatory Put , 5% , 8/01/35 ............................. 50,000,000 55,535,790
Revenue , 2026 , 5% , 8/01/34 ......................................... 32,660,000 35,938,826
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 4% , 9/01/29 ...................................... 285,000 291,996
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/34 ...................................... 650,000 720,684
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 830,000 903,767
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 795,000 832,564
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 675,000 689,581
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 740,000 751,525
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 1,710,000 1,713,880
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 1,000,000 938,401
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 1,250,000 1,107,154
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/37 ...................................... 2,740,000 2,980,021
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.25% , 9/01/42 ................................... 2,000,000 2,142,966
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/47 ................................... 2,000,000 2,095,826
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/52 ................................... 2,695,000 2,792,878
City of Chino Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.25% ,
9/01/55 ........................................................ 2,000,000 2,069,818
Chino Valley Unified School District , GO , 2020 B , 3.375% , 8/01/50 .............. 20,500,000 17,246,176
City & County of San Francisco ,
GO , 2022 R-1 , Refunding , 5% , 6/15/26 ................................. 5,000,000 5,046,067
e
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.75% , 9/01/50 ..... 850,000 897,296
e
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.75% , 9/01/53 .......... 1,835,000 1,931,693

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Beaumont ,
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/38 ........ $ 500,000 $ 544,370
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/43 ........ 625,000 661,831
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/48 ........ 745,000 764,369
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/53 ........ 950,000 961,748
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 400,000 429,357
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 650,000 681,042
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,023,285
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,523,908
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,000,000 1,036,624
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 1,023,713
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,390,000 1,416,511
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/45 .................................................... 650,000 614,811
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,500,000 1,339,016
City of Dixon , Community Facilities District No. 2019-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ....................................... 1,000,000 1,017,672
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.25% , 9/01/42 .................................................. 2,005,000 2,136,356
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/47 ................................................... 2,630,000 2,774,345
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/51 ................................................... 3,040,000 3,171,320
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5.125% , 9/01/43 ................................................. 1,275,000 1,345,926
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,000,000 1,079,120
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,100,000 1,154,674
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 2,375,000 2,435,234
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 3,740,000 3,802,733
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/45 ........... 850,000 797,629
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/50 ........... 900,000 809,436
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/45 ........... 1,100,000 1,037,698
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,545,000 1,370,527
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/40 ........... 750,000 755,589
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,500,000 1,344,891
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/41 ........... 530,000 531,723
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/46 ........... 475,000 448,794
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/51 ........... 1,825,000 1,641,297
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/45 ........... 600,000 621,282
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/53 ........... 500,000 507,989
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/44 .......... 1,000,000 1,043,637
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/49 .......... 1,100,000 1,122,988
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/54 .......... 1,400,000 1,420,827
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,000,000 1,082,076
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/44 ........... 2,300,000 2,400,364

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fontana, (continued)
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/54 ........... $ 2,000,000 $ 2,029,753
City of Laguna Beach ,
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.375% ,
9/02/39 ........................................................ 1,685,000 1,757,770
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.625% ,
9/02/44 ........................................................ 1,000,000 1,013,727
City of Lake Elsinore ,
Community Facilities District No. 2006-6 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 977,963
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,022,304
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,015,574
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,000,000 1,020,798
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,500,000 1,522,870
City of Lincoln ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/39 .................................................... 290,000 290,050
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/40 .................................................... 160,000 159,336
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/43 .................................................... 320,000 309,054
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/42 ........ 2,015,000 2,101,162
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/47 ........ 3,430,000 3,507,105
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/52 ........ 2,090,000 2,113,163
Community Facilities District No. 2019-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,400,000 1,414,957
City of Long Beach ,
Harbor , Revenue , 2017 C , Refunding , 5% , 5/15/47 ......................... 15,660,000 15,912,506
Harbor , Revenue , 2019 A , 5% , 5/15/44 .................................. 15,045,000 15,824,193
Harbor , Revenue , 2019 A , 5% , 5/15/49 .................................. 8,705,000 9,043,619
City of Los Angeles ,
Department of Airports , Revenue , 2018 C , 5% , 5/15/37 ..................... 9,550,000 9,862,800
Department of Airports , Revenue , 2018 C , 5% , 5/15/44 ..................... 39,405,000 40,064,971
Department of Airports , Revenue , 2019 A , Refunding , 5% , 5/15/49 ............. 10,000,000 10,156,213
Department of Airports , Revenue , 2019 C , 5% , 5/15/39 ..................... 2,305,000 2,482,749
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 10,005,000 11,063,505
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/36 ............. 6,000,000 6,608,063
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 5,000,000 5,483,930
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/38 ............. 15,925,000 17,403,090
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 22,485,000 24,414,921
Department of Airports , Revenue , 2021 D , 5% , 5/15/33 ..................... 4,735,000 5,344,625
Department of Airports , Revenue , 2021 D , 5% , 5/15/34 ..................... 2,500,000 2,807,094
Department of Airports , Revenue , 2021 D , Pre-Refunded , 5% , 5/15/34 .......... 140,000 158,682
Department of Airports , Revenue, Senior Lien , 2020 B , Refunding , 4% , 5/15/39 ... 2,000,000 2,074,399
Department of Airports , Revenue, Senior Lien , 2020 C , 5% , 5/15/37 ............ 6,595,000 7,098,506
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/42 ............ 16,575,000 16,649,718
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/47 ............ 11,325,000 10,665,476
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/42 ............ 1,415,000 1,517,734
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/47 ............ 25,000,000 25,944,515
Department of Airports , Revenue, Senior Lien , 2022 H , 5.25% , 5/15/47 ......... 24,000,000 25,244,971
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/42 ............. 2,360,000 2,627,843
Department of Airports , Revenue, Senior Lien , 2022 I , 4% , 5/15/48 ............. 2,000,000 1,974,887
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/48 ............. 6,265,000 6,638,216
Department of Airports , Revenue, Sub. Lien , 2016 B , 5% , 5/15/41 ............. 10,000,000 10,028,670
Department of Airports , Revenue, Sub. Lien , 2016 B , 5% , 5/15/46 ............. 15,265,000 15,285,713
Department of Airports , Revenue, Sub. Lien , 2017 A , 5% , 5/15/42 ............. 3,680,000 3,737,305
Department of Airports , Revenue, Sub. Lien , 2017 A , 5% , 5/15/47 ............. 51,110,000 51,488,444
Department of Airports , Revenue, Sub. Lien , 2017 B , 5% , 5/15/42 ............. 4,000,000 4,107,514
Department of Airports , Revenue, Sub. Lien , 2018 A , 5% , 5/15/44 ............. 32,985,000 33,693,313

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue, Sub. Lien , 2018 E , Refunding , 5% , 5/15/43 ..... $ 16,995,000 $ 18,025,004
Department of Airports , Revenue, Sub. Lien , 2018 E , Refunding , 5% , 5/15/48 ..... 33,145,000 34,345,873
Department of Airports , Revenue, Sub. Lien , 2019 E , 5% , 5/15/44 ............. 23,485,000 24,663,790
Department of Airports , Revenue, Sub. Lien , 2019 E , 5% , 5/15/49 ............. 10,495,000 10,799,004
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/36 ..... 3,665,000 4,034,467
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/38 ..... 4,920,000 5,349,446
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/41 ..... 7,005,000 7,509,562
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/46 ..... 25,965,000 26,910,775
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/51 ..... 26,450,000 27,055,393
Department of Airports , Revenue, Sub. Lien , 2022 C , Refunding , 5% , 5/15/45 ..... 8,000,000 8,405,074
Wastewater System , Revenue , 2025 A , 5% , 6/01/55 ........................ 5,000,000 5,331,942
Wastewater System , Revenue, Sub. Lien , 2018 A , 5% , 6/01/43 ............... 10,000,000 10,393,503
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/37 ........................................................ 320,000 325,983
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 3% ,
9/01/43 ........................................................ 135,000 111,526
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/51 ........................................................ 565,000 492,900
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/38 ...... 500,000 542,177
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 600,000 633,374
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 700,000 719,093
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 1,000,000 1,012,994
Community Facilities District No. 2022-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 1,000,000 1,012,791
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 1,500,000 1,567,621
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 2,100,000 2,148,317
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/55 ........ 4,365,000 4,416,755
City of Mountain House , Community Facilities District No. 2024-1 Improvement Area
No. 8 , Special Tax , 2025 , 5.25% , 9/01/55 ................................ 1,000,000 1,019,338
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 940,793
City of Ontario ,
Community Facilities District No. 13 , Special Tax , 2021 , Refunding , 4% , 9/01/38 ... 400,000 398,688
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/43 ........... 410,000 398,933
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,565,000 1,386,157
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/42 ........... 750,000 790,779
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/47 ........... 800,000 819,789
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/53 ........... 845,000 857,558
Community Facilities District No. 57 , Special Tax , 2022 , 4.25% , 9/01/37 ......... 415,000 428,758
Community Facilities District No. 57 , Special Tax , 2022 , 4.625% , 9/01/42 ........ 650,000 665,932
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/47 ......... 840,000 843,455
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/52 ......... 825,000 812,840
Community Facilities District No. 64 , Special Tax , 2024 , 5% , 9/01/49 ........... 2,225,000 2,263,697
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,410,000 1,520,594
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/44 ........... 1,795,000 1,882,417
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/49 ........... 1,000,000 1,023,008
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/54 ........... 1,000,000 1,016,972
Community Facilities District No. 71 , Special Tax , 2025 , 5% , 9/01/55 ........... 1,500,000 1,526,306
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AG Insured , 5% , 10/01/40 ........................................... 7,500,000 7,513,195
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............ 22,625,000 22,556,270
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.125% , 9/01/43 ................................... 525,000 553,593
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 1,100,000 1,138,568

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Rancho Cordova, (continued)
City Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... $ 1,790,000 $ 1,811,642
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 885,000 920,350
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 550,000 560,365
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/53 ...................................... 525,000 532,152
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2025 , 5.125% ,
9/01/55 ......................................................... 1,000,000 1,021,630
City of Roseville ,
Amoruso Ranch Community Facilities District No. 1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 1,190,000 1,202,042
Amoruso Ranch Community Facilities District No. 1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/55 ............................................ 1,750,000 1,754,169
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 2,165,000 2,185,164
Electric System , COP , 2004 , AG Insured , 5% , 2/01/34 ...................... 5,000 5,010
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,165,000 1,252,624
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,049,048
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 1,000,000 1,026,638
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,150,000 1,169,289
City of Sacramento ,
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/43 .................... 13,555,000 14,105,065
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/48 .................... 21,415,000 22,019,376
City of San Francisco ,
Public Utilities Commission Water , Revenue , 2025 D , 5% , 11/01/55 ............ 75,000,000 80,162,925
Public Utilities Commission Water , Revenue, Sub. Lien , 2023 AB-A , 5.25% , 11/01/48 47,895,000 52,618,640
Public Utilities Commission Water , Revenue, Sub. Lien , 2023 AB-A , 5.25% , 11/01/52 40,170,000 43,318,187
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/42 .................................................... 575,000 562,073
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/47 .................................................... 1,460,000 1,327,104
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/52 .................................................... 3,530,000 3,066,417
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/49 .................................................... 325,000 332,981
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,345,000 1,369,259
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,525,326
City of Vernon ,
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/34 .................. 1,350,000 1,517,263
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/39 .................. 425,000 462,792
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/40 .................. 365,000 395,389
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/41 .................. 420,000 451,390
City of Wildomar ,
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/42 ........ 800,000 847,092
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/47 ........ 1,000,000 1,025,337
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,200,000 1,216,179

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
e
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... $ 9,000,000 $ 6,059,924
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 54,800,000 48,136,896
e
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,548,039
e
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 66,543,940
e
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 24,278,341
e
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 20,170,785
Coachella Valley Unified School District ,
GO , 2016 F , BAM Insured , 5% , 8/01/46 ................................. 7,135,000 7,170,571
c
GO , C , AG Insured , 3.08%, 8/01/36 .................................... 8,000,000 5,831,475
c
GO , C , AG Insured , 3.22%, 8/01/37 .................................... 8,000,000 5,568,206
c
GO , C , AG Insured , 3.57%, 8/01/40 .................................... 7,500,000 4,519,794
c
GO , C , AG Insured , 4.1%, 8/01/43 ..................................... 10,000,000 4,962,023
c
Colton Joint Unified School District , GO , 2010 B , AG Insured , 4.25%, 8/01/42 ...... 16,365,000 8,258,947
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 ............. 1,200,000 1,299,504
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 .............. 7,500,000 7,778,903
Corona Community Facilities District ,
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,600,000 1,631,190
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,600,000 1,619,345
c
Corona-Norco Unified School District , GO , 1998 C , NATL Insured , 2.25%, 9/01/26 ... 6,080,000 6,011,571
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% ,
9/01/48 ......................................................... 1,000,000 1,023,451
County of Los Angeles ,
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 1,400,000 1,470,214
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/49 ................................................ 1,400,000 1,430,241
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,750,000 1,776,034
County of Orange ,
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/37 ...... 1,300,000 1,394,507
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/42 ...... 850,000 898,394
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/47 ...... 1,250,000 1,282,115
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/52 ...... 8,200,000 8,335,643
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 900,000 933,331
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,360,000 1,376,826
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,000,000 1,004,864
County of Riverside , Community Facilities District No. 07-2 , Special Tax , 2020 , AG
Insured , 4% , 9/01/45 ............................................... 2,730,000 2,682,516
County of Sacramento ,
Airport System , Revenue , 2025 D , AG Insured , 5.25% , 7/01/50 ............... 7,500,000 7,897,590
Airport System , Revenue, Senior Lien , 2016 A , Refunding , 5% , 7/01/41 ......... 10,000,000 10,066,835
Airport System , Revenue, Sub. Lien , 2016 B , Refunding , 5% , 7/01/41 ........... 9,000,000 9,060,152
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/41 ........ 325,000 320,065
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/46 ........ 325,000 298,014

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
e
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ $ 9,600,000 $ 8,448,403
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,524,677
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,802,491
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 10,937,135
Cameo/Garrison Apartments , Revenue , 144A, 2021 A-1 , 2.8% , 3/01/47 ......... 20,800,000 17,155,251
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 7,000,000 5,285,727
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 7,430,000 5,181,845
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-1 , 3.25% , 7/01/43 ......... 6,530,000 5,349,123
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 18,250,000 14,870,947
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 16,110,000 12,496,314
Dublin , Revenue, Senior Lien , 144A, 2021 A-1 , 2.45% , 2/01/47 ............... 36,300,000 32,125,486
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 45,500,000 32,835,243
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,217,011
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 17,170,000 16,636,382
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 54,465,000 41,818,167
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 8,000,000 6,627,342
Parallel-Anaheim , Revenue , 144A, 2021 A , 4% , 8/01/56 ..................... 17,540,000 16,119,881
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 13,116,161
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 1,340,000 1,152,650
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 39,820,000 28,206,386
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,625,000 18,000,059
Theo Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3.5% , 5/01/47 ........ 5,000,000 4,366,415
c
Towne at Glendale Apartments , Revenue , 144A, 2022 A , 1.199%, 9/01/62 ....... 53,000,000 36,320,566
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 10,114,586
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 5,000,000 3,497,728
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 14,500,000 10,524,699
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 21,697,791
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 19,520,273
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,877,366
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/40 ........ 625,000 629,144
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/45 ........ 700,000 661,228
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 7,175,000 7,805,798
East Bay Municipal Utility District , Water System , Revenue , 2017 A , Refunding , 5% ,
6/01/45 ......................................................... 4,240,000 4,318,946
Eastern Municipal Water District ,
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4% , 9/01/43 .................................................... 1,315,000 1,262,186
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4.25% , 9/01/49 .................................................. 1,095,000 1,007,961
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,175,000 1,214,676
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,485,000 2,516,774
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/46 ....... 2,815,000 2,553,482
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/51 ....... 3,405,000 2,948,133
Community Facilities District No. 2019-83 , Special Tax , 2022 , 4% , 9/01/51 ....... 2,790,000 2,430,286
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/48 ....... 855,000 876,684
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/54 ....... 1,775,000 1,799,936
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/39 ....... 1,250,000 1,261,149
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/44 ....... 1,500,000 1,419,242
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.25% , 9/01/49 ..... 2,030,000 1,868,640
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.375% , 9/01/54 .... 1,280,000 1,170,982

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 . $ 30,705,000 $ 30,734,314
Elk Grove Finance Authority , Community Facilities District No. 2005-1 Laguna Ridge ,
Special Tax , 2024 , 5% , 9/01/51 ....................................... 1,725,000 1,757,253
Elsinore Valley Municipal Water District , Community Facilities District No. 2022-2 (Echo
Ridge) , Special Tax , 2026 , 5% , 9/01/55 ................................. 1,250,000 1,237,018
c
Fairfax School District , GO , 2011 , AG Insured , 4.84%, 11/01/48 ................. 10,380,000 3,557,686
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
2.493% , 7/25/35 ................................................... 976,648 904,668
Folsom Cordova Unified School District , School Facilities Improvement District No. 5 ,
GO , C , 4% , 10/01/43 ............................................... 5,000,000 5,018,163
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/44 1,000,000 1,047,975
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/49 1,250,000 1,279,641
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/54 5,535,000 5,628,941
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/39 ............................................ 715,000 767,166
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/44 ............................................ 775,000 803,448
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 425,000 432,740
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/53 ............................................ 485,000 492,218
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AG Insured , 5.5% , 1/15/31 .................... 35,000,000 40,536,314
Revenue , 2013 A , Refunding , AG Insured , 5.625% , 1/15/32 .................. 37,260,000 43,278,857
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 99,150,000 120,427,610
c
Revenue , 2013 A , Refunding , AG Insured , 3.11%, 1/15/37 ................... 41,250,000 29,564,890
c
Revenue , 2013 A , Refunding , AG Insured , 3.24%, 1/15/38 ................... 77,650,000 53,153,584
c
Revenue , 2013 A , Refunding , AG Insured , 3.36%, 1/15/39 ................... 56,100,000 36,648,211
c
Revenue , 2013 A , Refunding , 3.84%, 1/15/42 ............................. 130,000,000 71,419,894
c
Revenue, Senior Lien , 1995 A , ETM, 2.02%, 1/01/27 ....................... 15,000,000 14,749,443
c
Revenue, Senior Lien , 1995 A , ETM, 2.03%, 1/01/28 ....................... 2,000,000 1,927,477
c
Revenue, Senior Lien , 1995 A , ETM, 2.06%, 1/01/29 ....................... 35,310,000 33,325,461
Revenue, Senior Lien , 2021 A , Refunding , 4% , 1/15/46 ..................... 17,500,000 17,188,971
c
Fowler Unified School District ,
GO , 2010 C , AG Insured , 3.7%, 8/01/41 ................................. 3,095,000 1,767,194
GO , 2010 C , AG Insured , 3.82%, 8/01/42 ................................ 3,005,000 1,623,740
Fremont Unified School District , GO , 2024 A , 4% , 8/01/45 ..................... 5,000,000 5,023,127
Fresno Unified School District ,
GO , 2020 B , 5% , 8/01/46 ............................................ 2,635,000 2,776,341
GO , 2020 B , 4% , 8/01/48 ............................................ 3,205,000 3,082,543
GO , 2020 B , 4% , 8/01/52 ............................................ 6,585,000 6,186,176
GO , 2020 B , 4% , 8/01/55 ............................................ 4,000,000 3,719,730
c
Glendale Community College District , GO , 2003 C , NATL Insured , 3.62%, 8/01/28 ... 6,570,000 6,027,213
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 21,350,000 21,266,109
Golden Valley Unified School District , Community Facilities District No. 2017-1
Improvement Area No. 3 , Special Tax , 2025 , 5% , 9/01/55 .................... 1,570,000 1,558,449
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/46 ........ 250,000 231,428
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/51 ........ 500,000 438,845
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/56 ........ 745,000 641,478
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ...... 10,000,000 9,920,320
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............ 655,000 647,931
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 .............. 20,000,000 24,393,502
c
Hawthorne School District , GO , 2008 C , AG Insured , 4.72%, 8/01/48 ............. 37,665,000 13,377,576

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Hemet Unified School District ,
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... $ 1,000,000 $ 1,016,038
Community Facilities District No. 2021-5  Improvement Area No. 1 , Special Tax ,
2025 , 5% , 9/01/45 ................................................ 1,000,000 1,044,530
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/50 ................................................ 1,070,000 1,094,859
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/54 ................................................ 1,000,000 1,016,972
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,055,254
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 1,021,601
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,700,000 1,728,853
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,500,000 1,535,177
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,000,000 1,016,774
Community Facilities District No. 2021-7 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,019,477
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,016,972
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,000,000 1,044,530
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 900,000 920,910
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,000,000 1,016,737
Community Facilities District No. 2023-3 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 1,300,000 1,336,094
Hesperia Unified School District , Community Facilities District No. 2015-1 , Special Tax ,
2015-1 , 5% , 9/01/55 ................................................ 1,000,000 1,013,248
c
Huntington Beach City School District , GO , 2003 A , NATL Insured , 3.51%, 8/01/28 .. 7,190,000 6,613,957
Imperial Irrigation District , Electric System , Revenue , 2016 B-2 , Refunding , 5% ,
11/01/27 ........................................................ 1,000,000 1,019,401
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 4,000,000 4,110,287
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/36 ...... 700,000 723,280
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/41 ...... 900,000 923,245
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/46 ...... 925,000 914,688
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/51 ...... 1,250,000 1,205,101
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/46 ........... 1,000,000 796,655
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/56 ........... 2,000,000 1,401,189
Millennium Housing LLC , Revenue , 2022 , Refunding , 4% , 9/15/42 ............. 2,000,000 1,971,370
Millennium Housing LLC , Revenue , 2022 , Refunding , 4.25% , 9/15/50 ........... 2,000,000 1,854,432
Millennium Housing LLC , Revenue , 2022 , Refunding , 5% , 9/15/50 ............. 2,000,000 2,038,390
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/40 ...................................... 2,945,000 2,960,895
Special Tax , 2020 A , 4% , 9/01/44 ...................................... 6,215,000 5,948,583
Special Tax , 2020 A , BAM Insured , 4% , 9/01/50 ........................... 7,960,000 7,643,541
Community Facilities District No. 09-1 , Special Tax , 2017 D , 5% , 3/01/57 ........ 14,155,000 14,205,440
Jefferson Union High School District , GO , 2000 A , Refunding , NATL Insured , 6.45% ,
8/01/29 ......................................................... 2,185,000 2,334,898
Jurupa Community Services District ,
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/39 .......... 135,000 136,241
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/40 .......... 140,000 140,583
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/50 .......... 1,000,000 879,489
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/46 .......... 900,000 826,387
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/51 .......... 875,000 762,187
Community Facilities District No. 57 , Special Tax , 2025 A , 5% , 9/01/55 .......... 1,000,000 1,012,962
Community Facilities District No. 59 Improvement Area A , Special Tax , 2025 A , 5% ,
9/01/50 ........................................................ 3,980,000 4,050,577
Community Facilities District No. 59 Improvement Area A , Special Tax , 2025 A , 5% ,
9/01/55 ........................................................ 4,455,000 4,502,595

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AG Insured , 5% , 8/15/28 .................................... $ 1,855,000 $ 1,859,583
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/47 .. 350,000 358,658
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/52 .. 500,000 507,772
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,250,000 1,275,138
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 850,000 861,407
c
Lakeside Union School District , GO , 2010 B , 4.34%, 8/01/45 ................... 11,540,000 5,053,135
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 ............. 41,340,000 41,214,645
c
Lancaster School District , GO , 2001 , NATL Insured , 2.31%, 7/01/26 ............. 5,965,000 5,918,840
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ...................... 3,000,000 2,629,365
Lawndale Redevelopment Agency ,
Tax Allocation , 2009 , AG Insured , 5.5% , 8/01/39 ........................... 9,875,000 9,898,954
Tax Allocation , 2009 , AG Insured , 5.5% , 8/01/44 ........................... 6,085,000 6,098,694
c
Lemon Grove School District , GO , 2010 B , AG Insured , 4.5%, 8/01/50 ............ 20,990,000 7,160,759
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 .......................... 15,000,000 15,095,280
Long Beach Bond Finance Authority ,
Revenue , 2007 A , 5.5% , 11/15/28 ..................................... 8,000,000 8,617,812
Revenue , 2007 A , 5% , 11/15/29 ....................................... 17,465,000 18,959,396
Revenue , 2007 A , 5.5% , 11/15/30 ..................................... 5,000,000 5,637,766
Revenue , 2007 A , 5% , 11/15/35 ....................................... 69,855,000 81,551,745
Revenue , 2007 A , 5.5% , 11/15/37 ..................................... 35,000,000 42,709,730
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/38 ....................... 7,705,000 7,749,220
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,027,000
Sales Tax , Revenue , 2017 A , 5% , 7/01/38 ............................... 10,455,000 10,828,362
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,860,000 8,122,206
Sales Tax , Revenue , 2017 A , 5% , 7/01/41 ............................... 12,350,000 12,712,185
Sales Tax , Revenue , 2017 A , 5% , 7/01/42 ............................... 26,910,000 27,625,276
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/36 ....................... 5,375,000 5,978,852
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/37 ....................... 10,330,000 11,459,009
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/28 ...................... 3,830,000 4,125,191
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 3,875,000 4,384,879
Los Angeles County Sanitation Districts Financing Authority , Los Angeles County
Sanitation District No. 20 , Revenue , 2016 A , Refunding , 4% , 10/01/42 .......... 16,430,000 16,464,099
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 A , 5% , 7/01/42 ............................ 22,375,000 22,655,480
Power System , Revenue , 2017 A , 5% , 7/01/47 ............................ 81,890,000 82,463,959
Power System , Revenue , 2017 C , 5% , 7/01/42 ............................ 5,500,000 5,609,670
Power System , Revenue , 2018 A , Refunding , 5% , 7/01/38 ................... 12,870,000 13,294,854
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/39 ................... 4,305,000 4,470,556
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/43 ................... 5,000,000 5,161,718
Power System , Revenue , 2019 A , 5.25% , 7/01/49 ......................... 12,555,000 12,909,763
Power System , Revenue , 2019 D , Refunding , 5% , 7/01/49 ................... 12,960,000 13,278,851
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/40 ................... 9,020,000 9,652,804
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/50 ................... 11,650,000 11,975,072
Power System , Revenue , 2021 B , Refunding , 5% , 7/01/48 ................... 3,245,000 3,367,849
Power System , Revenue , 2021 C , 5% , 7/01/51 ............................ 17,555,000 18,116,771
Power System , Revenue , 2022 A , 5% , 7/01/51 ............................ 8,500,000 8,772,005
Power System , Revenue , 2022 B , 5% , 7/01/40 ............................ 5,000,000 5,497,069
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/42 ................... 5,500,000 5,949,502
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 6,250,000 6,713,094
Power System , Revenue , 2024 B , Refunding , 5% , 7/01/39 ................... 6,000,000 6,759,974
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/41 ................... 34,330,000 34,793,211
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................... 36,615,000 36,993,119
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/43 ................... 9,495,000 9,802,102
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/48 ................... 10,000,000 10,185,014

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/39 ................... $ 6,455,000 $ 6,931,721
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 2,970,000 3,251,996
Los Angeles Unified School District ,
GO , 2020 RYQ , 4% , 7/01/44 ......................................... 10,730,000 10,836,106
GO , 2023 QRR , 5.25% , 7/01/48 ....................................... 25,000,000 27,299,095
Manteca Unified School District ,
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/44 ...... 5,755,000 5,977,155
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/54 ...... 6,230,000 6,296,667
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 .......... 27,295,000 25,849,443
Marina Redevelopment Agency Successor Agency ,
Tax Allocation , 2023 A , 5% , 9/01/43 .................................... 1,000,000 1,034,174
Tax Allocation , 2023 B , 5% , 9/01/43 .................................... 2,100,000 2,171,765
Menifee Union School District ,
Special Tax , 2023 , 5% , 9/01/48 ....................................... 500,000 511,725
Special Tax , 2023 , 5% , 9/01/54 ....................................... 1,230,000 1,247,280
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/45 .................................................... 875,000 822,174
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 1,000,000 1,057,298
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 2,000,000 2,067,942
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.25% , 9/01/52 .................................................. 2,000,000 2,058,787
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/35 ........ 200,000 206,950
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/44 ........ 565,000 544,964
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/51 ........ 675,000 601,517
Metropolitan Water District of Southern California , Revenue , 2020 A , 5% , 10/01/45 .. 15,665,000 16,514,190
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/30 ................................. 2,505,000 2,713,776
Revenue , 2020 , Refunding , 5% , 4/01/32 ................................. 4,095,000 4,420,343
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,150,000 1,234,350
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,200,000 1,283,601
Revenue , 2020 , Refunding , 5% , 4/01/36 ................................. 4,980,000 5,305,846
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 11,232,437
c
Modesto High School District , GO , 2002 A , NATL Insured , 2.29%, 5/01/27 ......... 12,770,000 12,436,107
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ... 11,190,000 11,294,734
c
Moorpark Unified School District , GO , 2009 A , AG Insured , 2.57%, 8/01/32 ........ 5,870,000 4,988,408
Moreno Valley Unified School District ,
c
GO , 2004 A , AG Insured , ETM, 2.18%, 8/01/27 ........................... 6,315,000 6,124,363
c
GO , 2004 A , AG Insured , ETM, 2.18%, 8/01/28 ........................... 6,625,000 6,287,837
GO , 2018 B , AG Insured , 5% , 8/01/47 .................................. 6,075,000 6,222,281
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 1,500,000 1,522,172
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,205,000 1,224,541
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,650,000 1,668,417
Mount San Jacinto Community College District , GO , 2014 B , 4% , 8/01/43 ......... 7,200,000 7,231,119
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 25,000,000 31,317,390
c
Mt. San Antonio Community College District , GO , 2013 A , 6.005%, 8/01/43 ........ 55,000,000 57,584,142
Municipal Water District of Orange County Water Facilities Corp. ,
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/34 ........................... 3,305,000 3,745,207
COP , 2003 B , Pre-Refunded , NATL Insured , 5% , 8/15/34 .................... 4,140,000 4,853,781
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/44 ........ 500,000 473,081
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/51 ........ 1,000,000 871,070
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................ 20,000,000 23,112,510

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/36 ............................... $ 4,590,000 $ 4,673,539
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 4,475,000 4,550,931
Revenue , 2017 A , Refunding , 5% , 3/01/41 ............................... 12,685,000 12,849,504
Revenue , 2017 B , Refunding , 5% , 3/01/47 ............................... 10,000,000 10,114,785
Revenue , 2021 A , Refunding , 5% , 3/01/32 ............................... 1,800,000 1,985,937
Oceanside Unified School District ,
c
GO , 2010 B , AG Insured , 3.33%, 8/01/38 ................................ 10,590,000 7,051,297
c
GO , 2010 B , AG Insured , 3.44%, 8/01/39 ................................ 7,860,000 4,990,246
GO , 2022 , Refunding , 5% , 8/01/39 ..................................... 1,005,000 1,117,026
GO , G , 5% , 8/01/40 ................................................ 1,020,000 1,128,274
GO , G , 5% , 8/01/43 ................................................ 1,000,000 1,082,609
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/48 ..... 1,550,000 1,631,523
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/53 ..... 1,200,000 1,253,483
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.75% , 8/15/53 .... 1,085,000 1,150,195
Orange County Water District , COP , 2003 B , NATL Insured , ETM, 5% , 8/15/28 ..... 10,590,000 11,032,963
Palomar Community College District , GO , 2010 B , 6.2% , 8/01/39 ............... 69,410,000 90,572,075
Palomar Health ,
Obligated Group , GO , 2009 A , AG Insured , 7% , 8/01/38 ..................... 36,000,000 40,110,872
Obligated Group , GO , 2010 A , 6.75% , 8/01/40 ............................ 60,000,000 64,604,514
Palomar Health Obligated Group , Revenue , 2017 , Refunding , AG Insured , 5% ,
11/01/47 ....................................................... 35,000,000 35,049,714
Panoche Financing Authority ,
Panoche Water District , Revenue , 2021 A , 4% , 9/01/43 ..................... 1,120,000 1,103,845
Panoche Water District , Revenue , 2021 A , 4% , 9/01/51 ..................... 6,070,000 5,421,653
Panoche Water District , Revenue , 2021 B , 2.006% , 9/01/27 .................. 395,000 380,064
Panoche Water District , Revenue , 2021 B , 2.456% , 9/01/29 .................. 415,000 384,879
Panoche Water District , Revenue , 2021 B , 2.756% , 9/01/31 .................. 435,000 388,417
Panoche Water District , Revenue , 2021 B , 3.106% , 9/01/35 .................. 880,000 741,263
Panoche Water District , Revenue , 2021 B , 3.571% , 9/01/40 .................. 1,155,000 901,630
c
Patterson Joint Unified School District , GO , 2001 A , NATL Insured , 2.29%, 8/01/26 .. 2,265,000 2,243,280
Perris Community Facilities District ,
Community Facilities District No. 2022-3 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,560,000 1,575,786
Community Facilities District No. 2022-3 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/56 .................................................... 1,420,000 1,423,138
Perris Joint Powers Authority ,
Special Tax , 2025 , 5% , 9/01/50 ....................................... 2,820,000 2,857,862
Special Tax , 2025 , 5% , 9/01/54 ....................................... 3,310,000 3,345,420
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/43 ........ 1,445,000 1,380,125
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/48 ........ 1,250,000 1,118,687
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,125,000 977,783
Perris Union High School District , GO , 2019 A , AG Insured , 4% , 9/01/43 .......... 5,540,000 5,594,100
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 ............. 11,000,000 11,009,097
c
Placentia-Yorba Linda Unified School District ,
GO , 2008 D , 3.96%, 8/01/43 ......................................... 27,955,000 14,204,822
GO , 2008 D , 4.53%, 8/01/46 ......................................... 89,200,000 36,089,080
GO , 2008 D , 4.62%, 8/01/49 ......................................... 85,000,000 29,537,814
Port of Oakland , Revenue , 2021 H , Refunding , 5% , 11/01/29 ................... 2,000,000 2,165,083
Poway Redevelopment Agency Successor Agency ,
Tax Allocation , 2015 A , Refunding , 5% , 12/15/31 .......................... 10,180,000 11,595,015
Tax Allocation , 2015 A , Refunding , 5% , 12/15/32 .......................... 11,215,000 12,964,691
Tax Allocation , 2015 A , Refunding , 5% , 6/15/33 ........................... 5,835,000 6,832,968

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/50 ........................................................ $ 7,500,000 $ 7,068,343
c
School Facilities Improvement District No. 2007-1 , GO , B , 4.4%, 8/01/46 ........ 45,000,000 18,669,883
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/42 ........................................................ 300,000 309,245
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/47 ........................................................ 500,000 509,142
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/53 ........................................................ 1,000,000 1,010,757
Regents of the University of California ,
Medical Center , Revenue , 2016 L , Refunding , 5% , 5/15/41 ................... 10,000,000 10,041,762
Medical Center , Revenue , 2022 P , 5% , 5/15/47 ........................... 106,410,000 113,199,596
Medical Center , Revenue , 2022 P , 4% , 5/15/53 ........................... 84,305,000 79,563,603
c
Rialto Unified School District , GO , 2011 A , AG Insured , 7.268%, 8/01/41 .......... 27,000,000 35,327,121
c
Rio Hondo Community College District , GO , 2010 C , 2.84%, 8/01/35 ............. 10,000,000 7,683,360
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 5% , 9/01/42 .............................. 4,000,000 4,320,639
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 4.25% , 9/01/47 ............................ 6,000,000 6,012,972
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 5.25% , 9/01/52 ............................ 11,000,000 11,673,871
Riverside Unified School District ,
Special Tax , 2025 , 5% , 9/01/55 ....................................... 4,250,000 4,308,322
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/39 ........................................................ 375,000 401,389
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 700,000 730,689
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 1,050,000 1,071,782
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,270,000 1,289,441
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 480,000 501,044
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 730,000 745,144
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 775,000 786,864
Community Facilities District No. 21 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 1,160,000 1,180,434
Community Facilities District No. 21 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,480,000 1,499,607
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/45 ........................................................ 700,000 727,141
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 1,000,000 1,019,016
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,400,000 1,420,499
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/47 .......... 1,150,000 1,178,447
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/52 .......... 2,135,000 2,168,186
Community Facilities District No. 38 , Special Tax , 2025 , 5% , 9/01/50 ........... 2,200,000 2,244,067
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/50 .......... 2,500,000 2,547,541
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/55 .......... 2,510,000 2,546,752
Community Facilities District No. 41 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 2,210,000 2,254,267

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside Unified School District, (continued)
Community Facilities District No. 41 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ $ 3,210,000 $ 3,254,050
e
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 15,491,000 14,663,691
c
Rocklin Unified School District ,
GO , 2003 , NATL Insured , 2.27%, 8/01/26 ................................ 8,695,000 8,612,681
GO , 2003 , NATL Insured , 2.33%, 8/01/27 ................................ 9,080,000 8,786,978
GO , 2003 , NATL Insured , 2.39%, 8/01/28 ................................ 16,615,000 15,689,890
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,444,944
Romoland School District ,
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 750,000 792,708
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,000,000 1,029,195
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,500,000 1,528,004
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.5% , 9/01/42 ....... 360,000 367,109
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.625% , 9/01/47 ..... 750,000 749,880
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 989,676
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 750,000 792,095
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 1,200,000 1,240,765
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.25% , 9/01/53 .................................................. 2,500,000 2,568,949
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/46 .................................................... 370,000 382,335
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,600,000 1,623,485
Community Facilities District No. 2020-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,014,179
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,521,269
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,000,000 1,016,773
Community Facilities District No. 91-1 , Special Tax , 2022 , 3.75% , 9/01/42 ........ 1,695,000 1,599,054
Community Facilities District No. 91-1 , Special Tax , 2022 , 4% , 9/01/46 .......... 5,085,000 4,707,252
Sacramento Area Flood Control Agency ,
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/41 ........................................... 13,740,000 13,903,663
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/43 ........................................... 20,000,000 20,209,328
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ............... 20,000,000 18,778,480
Sacramento Municipal Utility District , Revenue , 2022 J , Refunding , 5% , 8/15/26 .... 2,615,000 2,653,898
c
San Bernardino Community College District , GO , 2009 B , 4.42%, 8/01/48 ......... 66,390,000 25,182,564
San Diego Community College District ,
GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ................................ 26,880,000 28,448,690
GO , 2024 A-1 , 4% , 8/01/50 .......................................... 10,000,000 9,776,639
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,208,835
Revenue , 2019 A , Refunding , 5% , 7/01/49 ............................... 5,000,000 5,160,678
Revenue , 2019 B , Refunding , 4% , 7/01/44 ............................... 5,000,000 4,835,866
Revenue , 2021 A , 5% , 7/01/56 ........................................ 10,000,000 10,372,883
Revenue , 2021 B , 5% , 7/01/33 ........................................ 4,000,000 4,452,202
Revenue , 2021 B , 4% , 7/01/36 ........................................ 3,610,000 3,751,530
Revenue, Sub. Lien , 2017 A , Refunding , 5% , 7/01/47 ....................... 5,000,000 5,073,244
Special Facilities , Revenue , 2014 A , 5% , 7/01/44 .......................... 5,645,000 5,662,953
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 19,600,000 19,649,598
San Diego County Water Authority , Revenue, Sub. Lien , 2021 S-1 , Refunding ,
5% , 5/01/28 ...................................................... 2,335,000 2,488,718

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego Unified School District ,
c
GO , 2010 C , 6.145%, 7/01/48 ........................................ $ 29,840,000 $ 29,482,215
c
GO , 2012 E , 5.195%, 7/01/47 ......................................... 74,270,000 61,771,525
GO , 2019 L , 4% , 7/01/49 ............................................ 30,000 29,600
GO , 2023 ZR-4B , Refunding , 5% , 7/01/40 ............................... 62,225,000 71,687,307
GO , 2023 ZR-4B , Refunding , 5% , 7/01/45 ............................... 31,605,000 34,845,069
GO , 2025 C-3 , 5% , 7/01/50 .......................................... 40,000,000 43,004,488
GO , 2025 I-3 , 5% , 7/01/55 ........................................... 10,000,000 10,660,890
c
GO , R-2 , Refunding , 6.484%, 7/01/40 .................................. 79,760,000 90,192,943
San Francisco Bay Area Rapid Transit District ,
GO , 2017 A-1 , 5% , 8/01/47 .......................................... 11,480,000 11,687,217
GO , 2022 D-1 , 3% , 8/01/41 .......................................... 23,605,000 22,496,455
GO , 2022 D-1 , 3% , 8/01/42 .......................................... 20,000,000 18,687,298
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2016 B , 5% , 5/01/41 ........................................ 65,645,000 65,796,587
Revenue , 2016 B , 5% , 5/01/46 ........................................ 28,825,000 28,856,275
Revenue , 2016 C , 5% , 5/01/46 ........................................ 67,880,000 68,025,698
Revenue , 2019 A , 5% , 5/01/44 ........................................ 30,720,000 31,650,988
Revenue , 2019 A , 5% , 5/01/49 ........................................ 8,000,000 8,123,596
Revenue, Second Series , 2017 A , 5% , 5/01/42 ............................ 48,155,000 48,881,279
Revenue, Second Series , 2017 A , 5% , 5/01/47 ............................ 28,625,000 28,830,373
Revenue, Second Series , 2017 B , 5% , 5/01/47 ............................ 200,000 202,889
Revenue, Second Series , 2018 D , 5% , 5/01/43 ........................... 106,295,000 109,094,024
Revenue, Second Series , 2018 D , 5% , 5/01/48 ........................... 33,675,000 34,067,519
Revenue, Second Series , 2018 D , Pre-Refunded , 5% , 5/01/48 ................ 25,000 25,993
Revenue, Second Series , 2018 D , 5.25% , 5/01/48 ......................... 50,145,000 51,078,645
Revenue, Second Series , 2018 E , 5% , 5/01/48 ............................ 46,990,000 48,161,902
Revenue, Second Series , 2019 B , 5% , 5/01/49 ............................ 15,955,000 16,481,968
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 33,570,000 34,439,037
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 5,000,000 5,064,468
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/31 ................... 1,405,000 1,579,781
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/34 ................... 5,000,000 5,555,860
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AG Insured , 5% , 8/01/46 ..................... 10,000,000 10,168,596
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................ 6,640,000 7,362,039
c
San Gabriel Unified School District ,
GO , 2002 A , AG Insured , 2.26%, 8/01/26 ................................ 3,530,000 3,496,723
GO , 2002 A , AG Insured , 2.28%, 2/01/27 ................................ 1,850,000 1,811,749
San Jacinto Unified School District ,
Community Facilities District No. 2003-1 , Special Tax , 2022 , 4% , 9/01/50 ........ 875,000 758,244
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2023 ,
5.25% , 9/01/54 .................................................. 1,000,000 1,027,114
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 5.9% , 1/15/38 .............................. 106,465,000 139,054,863
Revenue , 1997 A , Refunding , 5.95% , 1/15/40 ............................. 142,645,000 186,307,508
Revenue , 1997 A , Refunding , 6% , 1/15/43 ............................... 161,250,000 210,584,986
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 143,336,000 185,821,077
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 143,336,000 185,342,994
c
Revenue, Senior Lien , 1993 , ETM, 1.98%, 1/01/28 ......................... 33,545,000 32,357,919
c
Revenue, Senior Lien , 1993 , ETM, 2.01%, 1/01/29 ......................... 37,050,000 35,016,692
Revenue, Senior Lien , 2021 A , Refunding , AG Insured , 4% , 1/15/44 ............ 130,746,000 130,880,564
Revenue, Senior Lien , 2021 A , Refunding , AG Insured , 4% , 1/15/50 ............ 191,775,000 183,630,335
d
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 24,224,756
c
San Jose Unified School District ,
COP , 2002 , AG Insured , ETM, 2.32%, 1/01/27 ............................ 7,105,000 6,969,122
COP , 2002 , AG Insured , ETM, 2.36%, 1/01/29 ............................ 7,105,000 6,649,589

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
San Juan Unified School District ,
GO , 2003 B , NATL Insured , 2.17%, 8/01/26 .............................. $ 4,945,000 $ 4,900,193
GO , 2003 B , NATL Insured , 2.33%, 8/01/27 .............................. 18,605,000 18,004,594
GO , 2003 B , NATL Insured , 2.39%, 8/01/28 .............................. 19,470,000 18,385,926
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,008,361
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 ................. 17,060,000 16,684,926
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ............... 10,000,000 10,064,330
c
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AG Insured , 3.95%, 8/01/42 .......................................... 49,000,000 25,955,604
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AG Insured , 5% , 12/01/45 .................. 10,000,000 10,010,884
Southern California Public Power Authority ,
Revenue , 2007 A , 5.25% , 11/01/27 ..................................... 9,855,000 10,279,081
Revenue , 2007 A , 5% , 11/01/33 ....................................... 17,500,000 19,827,428
Apex Power Project , Revenue , 2024 A , Refunding , 5% , 7/01/31 ............... 10,000,000 11,314,792
d
City of Anaheim Electric System , Revenue , 2024 A , Mandatory Put , 5% , 9/01/30 .. 47,875,000 51,533,043
Los Angeles Department of Water & Power Power System , Revenue , 2023-1 A ,
5.25% , 7/01/53 .................................................. 28,975,000 30,610,674
c
Southern Mono Health Care District ,
GO , A , NATL Insured , 2.77%, 8/01/28 ................................... 2,340,000 2,190,311
GO , A , NATL Insured , 2.8%, 8/01/29 ................................... 2,440,000 2,220,095
GO , A , NATL Insured , 2.83%, 8/01/30 ................................... 2,550,000 2,254,427
GO , A , NATL Insured , 2.9%, 8/01/31 ................................... 2,660,000 2,278,389
State of California ,
GO , Refunding , 5% , 8/01/28 ......................................... 12,020,000 12,534,523
GO , Refunding , 5% , 11/01/30 ......................................... 5,320,000 6,037,858
GO , 5.75% , 10/01/31 ............................................... 28,805,000 31,553,372
GO , Refunding , 5% , 10/01/32 ......................................... 4,125,000 4,539,978
GO , 5% , 3/01/35 .................................................. 55,020,000 60,761,502
GO , Pre-Refunded , 5% , 3/01/35 ....................................... 1,165,000 1,303,581
GO , Refunding , 5% , 9/01/35 ......................................... 9,000,000 9,118,401
GO , Refunding , 4% , 3/01/37 ......................................... 10,000,000 10,498,446
GO , Refunding , 5% , 8/01/37 ......................................... 2,900,000 3,069,259
GO , 5% , 8/01/45 .................................................. 21,540,000 24,117,123
f
GO , Refunding , 5% , 8/01/45 ......................................... 33,750,000 37,787,972
GO , 5% , 9/01/45 .................................................. 5,000,000 5,029,187
GO , 5% , 8/01/46 .................................................. 57,200,000 57,441,092
GO , 5% , 9/01/46 .................................................. 8,930,000 8,975,995
GO , 5% , 10/01/47 ................................................. 11,000,000 11,007,857
GO , 5% , 10/01/48 ................................................. 5,000,000 5,146,474
f
GO , 5% , 8/01/50 .................................................. 27,360,000 29,609,107
GO , 1996 , FGIC Insured , 5.375% , 6/01/26 ............................... 270,000 272,273
GO , 1997 , NATL, FGIC Insured , 5.625% , 10/01/26 ......................... 1,665,000 1,669,779
GO , 2004 , 5.2% , 4/01/26 ............................................ 20,000 20,079
GO , 2017 , 5% , 11/01/47 ............................................. 23,370,000 23,784,402
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 38,600,000 44,564,835
State of California Department of Water Resources , Water Supply , Revenue , 2026 A ,
5% , 12/01/56 ..................................................... 10,725,000 11,519,825
Stockton Community Facilities District ,
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 525,000 526,483
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 650,000 646,591
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 370,000 398,445

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Stockton Community Facilities District, (continued)
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... $ 380,000 $ 390,875
Sulphur Springs Union School District ,
COP , 2010 , AG Insured , 6.5% , 12/01/37 ................................. 860,000 862,655
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/39 ...... 1,175,000 1,274,505
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/44 ...... 1,900,000 1,981,540
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/49 ...... 4,360,000 4,432,780
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 2,000,000 2,024,181
Sunnyvale School District , GO , 2015 , Refunding , 4% , 9/01/42 .................. 17,500,000 17,504,445
Temecula Public Financing Authority ,
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/39 ......... 330,000 355,649
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/44 ......... 925,000 963,749
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/49 ......... 975,000 992,757
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/54 ......... 900,000 909,817
Community Facilities District No. 23-02 , Special Tax , 2025 , 5% , 9/01/50 ......... 1,700,000 1,726,251
Community Facilities District No. 23-02 , Special Tax , 2025 , 5% , 9/01/56 ......... 3,280,000 3,311,985
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 4% ,
9/01/49 ........................................................ 1,415,000 1,280,824
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/36 ................................................ 930,000 954,268
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/41 ................................................ 785,000 787,552
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................ 1,040,000 970,631
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/51 ................................................ 930,000 828,756
Three Rivers Levee Improvement Authority ,
Special Tax , 2021 A , Refunding , 4% , 9/01/36 ............................. 2,025,000 2,049,493
Special Tax , 2021 A , Refunding , 4% , 9/01/41 ............................. 1,895,000 1,847,158
Special Tax , 2021 A , Refunding , 4% , 9/01/46 ............................. 2,700,000 2,449,166
Special Tax , 2021 A , Refunding , 4% , 9/01/51 ............................. 5,065,000 4,405,307
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/49 .... 8,000,000 6,985,618
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 11,340,000 11,331,582
Town of Tiburon ,
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.375% ,
9/02/41 ........................................................ 495,000 367,123
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.5% ,
9/02/51 ........................................................ 1,105,000 674,450
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.75% , 9/01/48 ................................... 1,750,000 1,858,744
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.875% , 9/01/53 ................................... 2,900,000 3,078,628
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/28 ...................................... 120,000 122,909
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/30 ...................................... 110,000 114,267
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/36 ...................................... 430,000 441,438
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 665,000 660,167
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 885,000 810,416

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tracy Community Facilities District, (continued)
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... $ 2,210,000 $ 1,930,898
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/45 ........................... 8,830,000 8,944,294
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/49 ........................... 10,990,000 11,014,112
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47 3,230,000 3,436,469
Turlock Irrigation District , Revenue , 2019 , Refunding , 5% , 1/01/44 ............... 9,060,000 9,549,643
c
Union Elementary School District , GO , 2001 B , NATL Insured , 2.06%, 9/01/26 ...... 5,850,000 5,789,567
University of California ,
Revenue , 2016 K , 4% , 5/15/46 ........................................ 19,850,000 19,546,708
Revenue , 2017 AV , 5.25% , 5/15/47 ..................................... 6,775,000 6,909,407
Revenue , 2017 M , 5% , 5/15/42 ....................................... 15,410,000 15,794,660
Revenue , 2017 M , 5% , 5/15/47 ....................................... 54,015,000 54,916,311
Revenue , 2018 AZ , Refunding , 5% , 5/15/43 .............................. 28,000,000 29,184,022
Revenue , 2018 AZ , Refunding , 5% , 5/15/48 .............................. 47,230,000 48,589,251
Revenue , 2018 AZ , Refunding , 5.25% , 5/15/58 ............................ 9,110,000 9,349,107
Revenue , 2018 O , Refunding , 5% , 5/15/39 ............................... 14,400,000 15,093,865
Revenue , 2018 O , Refunding , 5% , 5/15/48 ............................... 11,445,000 11,769,486
Revenue , 2018 O , Refunding , 5% , 5/15/58 ............................... 5,805,000 5,920,921
Revenue , 2021 Q , Refunding , 4% , 5/15/37 ............................... 1,500,000 1,587,314
Revenue , 2022 BK , 5% , 5/15/52 ....................................... 48,195,000 50,521,276
Revenue , 2023 BN , Refunding , 5% , 5/15/43 .............................. 9,000,000 9,949,171
Revenue , 2023 BQ , 5% , 5/15/35 ...................................... 30,000,000 35,153,205
Revenue , 2024 BV , Refunding , 5% , 5/15/36 .............................. 17,300,000 20,506,237
Revenue , 2025 BZ , Refunding , 5.25% , 5/15/38 ........................... 5,750,000 6,908,339
Revenue , 2025 CB , 5% , 5/15/36 ...................................... 10,000,000 12,054,658
Revenue , 2025 CB , 5% , 5/15/39 ...................................... 13,460,000 15,705,322
Revenue , 2025 CC , 5% , 5/15/37 ...................................... 5,250,000 6,256,423
Revenue , 2025 CC , 5% , 5/15/38 ...................................... 8,975,000 10,585,763
Revenue , 2025 CC , 5% , 5/15/53 ...................................... 10,000,000 10,666,482
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/40 .................................... 260,000 260,020
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/45 .................................... 165,000 151,435
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/51 .................................... 260,000 222,665
c
Upland Unified School District , GO , 2011 C , 4.37%, 8/01/45 ................... 62,900,000 27,407,002
Val Verde Unified School District ,
GO , 2010 B , AG Insured , 6.125% , 8/01/34 ............................... 1,000,000 1,224,708
Community Facilities District No. 2018-1 , Special Tax , 2022 , 4% , 9/01/52 ........ 7,000,000 6,090,095
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,230,000 1,289,028
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,755,000 1,797,382
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 2,445,000 2,484,068
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,230,000 1,255,980
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,785,000 1,813,628
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. 2,150,000 2,180,579

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Valley Center Municipal Water District ,
Community Facility District No. 2020-1 , Special Tax , 2024 , 4% , 9/01/43 ......... $ 1,265,000 $ 1,227,803
Community Facility District No. 2020-1 , Special Tax , 2024 , 4.375% , 9/01/54 ...... 2,210,000 2,034,448
c
Vista Unified School District ,
GO , 2002 A , AG Insured , 2.26%, 8/01/26 ................................ 7,150,000 7,082,598
GO , 2002 A , AG Insured , 2.28%, 2/01/27 ................................ 4,795,000 4,695,857
Washington Township Health Care District ,
GO , 2015 B , 5% , 8/01/45 ............................................ 15,000,000 15,010,185
Revenue , 2023 A , 5.75% , 7/01/48 ..................................... 1,300,000 1,386,528
Revenue , 2023 A , 5.75% , 7/01/53 ..................................... 1,000,000 1,047,879
West Patterson Financing Authority ,
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 300,000 323,317
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.375% , 9/01/44 ..... 830,000 824,335
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.625% , 9/01/49 ..... 780,000 758,872
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 2,430,000 2,468,730
West Sacramento Area Flood Control Agency ,
Special Assessment , 2015 , AG Insured , 5% , 9/01/40 ....................... 3,000,000 3,005,382
Special Assessment , 2015 , AG Insured , 5% , 9/01/45 ....................... 7,500,000 7,508,705
West Sacramento Financing Authority , Special Tax , A , AG Insured , 5% , 9/01/34 ..... 4,940,000 5,664,357
Westside Union School District ,
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,175,000 1,193,243
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5.25% , 9/01/52 .................................................. 1,890,000 1,887,474
William S Hart Union High School District ,
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 385,000 402,356
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 750,000 765,673
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 885,000 895,700
12,638,919,766
Florida 0.7%
c ,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.29%, 3/01/29 ........................................... 107,700,000 92,256,639
Wisconsin 0.2%
e
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 30,400,000 25,533,528
U.S. Territories 2.0%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue , 2021 A , Refunding , 2.899% , 10/01/27 ........................... 470,000 462,139
Revenue , 2024 A , 5% , 10/01/27 ....................................... 160,000 164,428
Revenue , 2024 A , 5% , 10/01/28 ....................................... 750,000 783,075
Revenue , 2024 A , 5% , 10/01/29 ....................................... 1,330,000 1,409,139
Revenue , 2024 A , 5% , 10/01/30 ....................................... 1,110,000 1,191,449
Revenue , 2024 A , 5% , 10/01/31 ....................................... 935,000 1,015,697
Revenue , 2024 A , 5% , 10/01/33 ....................................... 660,000 730,448
Revenue , 2024 A , 5.25% , 10/01/37 .................................... 1,375,000 1,536,108
Revenue , 2024 A , 5.25% , 10/01/38 .................................... 1,325,000 1,469,894
Revenue , 2024 B , 5% , 10/01/27 ....................................... 410,000 422,243
Revenue , 2024 B , 5% , 10/01/28 ....................................... 380,000 398,489
Revenue , 2024 B , 5% , 10/01/29 ....................................... 1,010,000 1,077,144
Revenue , 2024 B , 5% , 10/01/30 ....................................... 560,000 607,044
Revenue , 2024 B , 5% , 10/01/31 ....................................... 510,000 560,014
Revenue , 2024 B , 5% , 10/01/32 ....................................... 1,455,000 1,610,547

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Antonio B Won Pat International Airport Authority, (continued)
Revenue , 2024 B , 5% , 10/01/33 ....................................... $ 305,000 $ 341,449
Revenue , 2024 B , 5% , 10/01/34 ....................................... 435,000 490,093
Revenue , 2024 B , 5% , 10/01/35 ....................................... 520,000 586,855
Revenue , 2024 B , 5% , 10/01/36 ....................................... 250,000 279,531
Revenue , 2024 B , 5% , 10/01/37 ....................................... 1,095,000 1,216,067
Revenue , 2024 B , 5% , 10/01/38 ....................................... 1,125,000 1,240,569
Revenue , 2024 B , 5% , 10/01/39 ....................................... 1,125,000 1,232,581
Revenue , 2024 B , 5% , 10/01/40 ....................................... 420,000 456,806
Revenue , 2024 B , 5% , 10/01/41 ....................................... 1,150,000 1,234,810
Revenue , 2024 B , 5% , 10/01/42 ....................................... 495,000 527,490
Revenue , 2024 B , 5% , 10/01/43 ....................................... 500,000 527,424
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
1,600,000 1,755,118
23,326,651
Puerto Rico 1.8%
Children's Trust Fund ,
Revenue , 2002 , 5.5% , 5/15/39 ........................................ 3,775,000 3,836,949
Revenue , 2002 , 5.625% , 5/15/43 ...................................... 16,000,000 16,245,387
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 A , 6.625% , 1/01/27 .................................... 471,227 471,120
Revenue , 2000 A , 6.625% , 1/01/28 .................................... 3,593,968 3,600,558
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 29,500,000 28,766,123
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 184,264,000 180,860,367
233,780,504
Total U.S. Territories .................................................................... 257,107,155
Total Municipal Bonds (Cost $ 12,350,092,593 ) ..................................
13,013,817,088
Total Long Term Investments (Cost $ 12,350,092,593 ) ............................
13,013,817,088
a
a a a a
Short Term Investments 1.2%
Municipal Bonds 1.2%
California 1.2%
h
California Municipal Finance Authority , Boone 534 LLC , Revenue , 2026 A , Daily VRDN
and Put , 6% , 2/01/38 ............................................... 33,820,000 34,114,285
h
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 1.1% , 7/01/46 ................................. 34,535,000 34,535,000
h
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 1.2% , 5/15/48 ...
88,645,000 88,645,000
157,294,285
Total Municipal Bonds (Cost $ 157,000,000 ) .....................................
157,294,285
Total Short Term Investments (Cost $ 157,000,000 ) ...............................
157,294,285
a
Total Investments (Cost $ 12,507,092,593 ) 99.2% ................................
$13,171,111,373
Other Assets, less Liabilities 0.8% .............................................
112,980,629
Net Assets 100.0% ...........................................................
$13,284,092,002

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 47 .
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $1,315,856,916, representing 9.9% of net assets.
f
Security purchased on a when-issued basis. See Note 1(b).
g
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $12,507,092,593
Value - Unaffiliated issuers .................................................................. $13,171,111,373
Cash .................................................................................... 490,009
Receivables:
Capital shares sold ........................................................................ 6,865,862
Interest ................................................................................. 136,249,093
Total assets .......................................................................... 13,314,716,337
Liabilities:
Payables:
Capital shares redeemed ................................................................... 19,281,733
Management fees ......................................................................... 4,867,880
Distribution fees .......................................................................... 1,159,498
Transfer agent fees ........................................................................ 1,756,784
Trustees' fees and expenses ................................................................. 2,244
Distributions to shareholders ................................................................. 2,988,855
Accrued expenses and other liabilities ........................................................... 567,341
Total liabilities ......................................................................... 30,624,335
Net assets, at value ................................................................. $13,284,092,002
Net assets consist of:
Paid-in capital ............................................................................. $13,696,686,318
Total distributable earnings (losses) ............................................................. (412,594,316)
Net assets, at value ................................................................. $13,284,092,002

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,990,950,158
Shares outstanding ........................................................................ 434,324,897
Net asset value per share
a ,b
.................................................................. $6.89
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $7.16
Class A1:
Net assets, at value ....................................................................... $6,303,626,766
Shares outstanding ........................................................................ 916,665,036
Net asset value per share
a ,b
.................................................................. $6.88
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $7.15
Class C:
Net assets, at value ....................................................................... $246,505,532
Shares outstanding ........................................................................ 35,917,358
Net asset value and maximum offering price per share
a ,b
............................................ $6.86
Class R6:
Net assets, at value ....................................................................... $404,786,931
Shares outstanding ........................................................................ 58,941,627
Net asset value and maximum offering price per share
b
............................................. $6.87
Advisor Class:
Net assets, at value ....................................................................... $3,338,222,615
Shares outstanding ........................................................................ 486,280,243
Net asset value and maximum offering price per share
b
............................................. $6.87
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended February 28, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $574,194,412
Expenses:
Management fees (Note 3 a ) ................................................................... 56,929,729
Distribution fees: (Note 3c )
    Class A ................................................................................ 7,013,242
    Class A1 ............................................................................... 6,327,180
    Class C ................................................................................ 1,776,959
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,609,758
    Class A1 ............................................................................... 3,700,485
    Class C ................................................................................ 156,422
    Class R6 ............................................................................... 65,843
    Advisor Class ............................................................................ 1,645,790
Custodian fees ............................................................................. 69,772
Reports to shareholders fees .................................................................. 165,550
Registration and filing fees .................................................................... 63,973
Professional fees ........................................................................... 491,788
Trustees' fees and expenses .................................................................. 131,807
Other .................................................................................... 803,109
Total expenses ......................................................................... 80,951,407
Net investment income ................................................................ 493,243,005
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (29,442,730)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 77,006,016
Unfunded commitments .................................................................... (2,211,045)
Net change in unrealized appreciation (depreciation) ............................................ 74,794,971
Net realized and unrealized gain (loss) ............................................................ 45,352,241
Net increase (decrease) in net assets resulting from operations .......................................... $538,595,246

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin California Tax-Free Income Fund
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $493,243,005 $478,165,560
Net realized gain (loss) ................................................. (29,442,730) (52,075,399)
Net change in unrealized appreciation (depreciation) ........................... 74,794,971 (23,108,760)
Net increase (decrease) in net assets resulting from operations ................ 538,595,246 402,981,401
Distributions to shareholders:
Class A ............................................................. (102,453,190) (93,221,630)
Class A1 ............................................................ (245,864,429) (262,375,944)
Class C ............................................................. (8,918,698) (10,818,814)
Class R6 ............................................................ (14,952,300) (12,919,299)
Advisor Class ........................................................ (112,091,178) (91,934,360)
Total distributions to shareholders .......................................... (484,279,795) (471,270,047)
Capital share transactions: (Note 2 )
Class A ............................................................. 124,815,899 314,261,887
Class A1 ............................................................ (688,880,691) (617,006,575)
Class C ............................................................. (76,341,954) (69,301,820)
Class R6 ............................................................ 22,337,504 65,742,344
Advisor Class ........................................................ 693,475,307 197,113,306
Total capital share transactions ............................................ 75,406,065 (109,190,858)
Net increase (decrease) in net assets ................................... 129,721,516 (177,479,504)
Net assets:
Beginning of year ....................................................... 13,154,370,486 13,331,849,990
End of year ........................................................... $13,284,092,002 $13,154,370,486

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers
five classes of shares: Class A, Class A1, Class C, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and  excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
February 28, 2026
Year Ended
February 28, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 102,499,364 $686,305,638 108,497,677 $747,163,818
Shares issued in reinvestment of distributions .......... 14,002,897 93,779,071 12,449,826 85,467,488
Shares redeemed ............................... (98,174,205) (655,268,810) (75,533,750) (518,369,419)
Net increase (decrease) .......................... 18,328,056 $124,815,899 45,413,753 $314,261,887
Class A1 Shares:
Shares sold ................................... 17,526,265 $117,198,285 23,074,570 $158,482,920
Shares issued in reinvestment of distributions .......... 30,882,774 206,392,844 32,250,476 221,048,096
Shares redeemed ............................... (151,738,959) (1,012,471,820) (145,228,231) (996,537,591)
Net increase (decrease) .......................... (103,329,920) $(688,880,691) (89,903,185) $(617,006,575)
Class C Shares:
Shares sold ................................... 5,423,776 $36,228,200 7,085,082 $48,630,066
Shares issued in reinvestment of distributions .......... 1,288,616 8,585,736 1,532,350 10,484,905
Shares redeemed
a
.............................. (18,216,426) (121,155,890) (18,747,924) (128,416,791)
Net increase (decrease) .......................... (11,504,034) $(76,341,954) (10,130,492) $(69,301,820)
Class R6 Shares:
Shares sold ................................... 22,614,798 $149,932,912 20,259,202 $138,862,484
Shares issued in reinvestment of distributions .......... 2,019,641 13,485,652 1,839,250 12,591,170
Shares redeemed ............................... (21,257,168) (141,081,060) (12,510,954) (85,711,310)
Net increase (decrease) .......................... 3,377,271 $22,337,504 9,587,498 $65,742,344
Advisor Class Shares:
Shares sold ................................... 243,614,894 $1,615,655,178 107,532,859 $736,503,112
Shares issued in reinvestment of distributions .......... 15,298,763 102,198,925 12,190,275 83,435,995
Shares redeemed ............................... (154,297,741) (1,024,378,796) (91,001,550) (622,825,801)
Net increase (decrease) .......................... 104,615,916 $693,475,307 28,721,584 $197,113,306
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended February 28, 2026, the gross effective investment management fee rate was 0.446% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 28, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$2,182,688 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2026.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended February 28, 2026, these purchase and sale transactions aggregated $337,365,000 and $240,370,000, respectively.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2026, the capital loss carryforwards were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $42,036
CDSC retained .............................................................................. $397,731
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 615,283,448
Long term ................................................................................ 498,642,615
Total capital loss carryforwards ............................................................... $1,113,926,063
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
The tax character of distributions paid during the years ended February 28, 2026 and 2025, was as follows:
At February 28, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2026, aggregated
$1,508,717,762 and $1,530,688,025, respectively.
6. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
28, 2026, the aggregate value of these securities was $11,995,598, representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
2026 2025
Distributions paid from:
Ordinary income .......................................................... $2,803,455 $3,343,875
Tax exempt income ........................................................ 481,476,340 467,926,172
$484,279,795 $471,270,047
Cost of investments .......................................................................... $12,493,636,770
Unrealized appreciation ........................................................................ $980,446,248
Unrealized depreciation ........................................................................ (302,971,645)
Net unrealized appreciation (depreciation) .......................................................... $677,474,603
Distributable earnings:
Undistributed tax exempt income ................................................................. $26,846,004
4. Income Taxes
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended February 28, 2026, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Municipal Bonds ......................... — 13,013,817,088 — 13,013,817,088
Short Term Investments ................... — 157,294,285 — 157,294,285
Total Investments in Securities ........... $— $13,171,111,373 $— $13,171,111,373
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin California Tax-Free Income Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Franklin California Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
California Tax-Free Income Fund (the "Fund") as of February 28, 2026, the related statement of operations for the year ended
February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the four years in the period ended February 28, 2026, the period April 1, 2021 to February 28, 2022 and the year ended March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the four years in the period ended
February 28, 2026, the period April 1, 2021 to February 28, 2022 and the year ended March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and private placement agent; when replies were not received from a private placement agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
April 17, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Tax Information (unaudited)
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2026:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $481,476,340
Section 163(j) Interest Earned §163(j) $2,803,455

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4312-AFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin California Tax-Free Income Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 30, 2026